John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 64.5%		$470,356,086
(Cost $401,615,132)
Communication services 2.6%		19,163,267
Diversified telecommunication services 0.8%
Bandwidth, Inc., Class A (A)	16,318	1,157,925
Cellnex Telecom SA (A)(B)	17,542	872,454
China Tower Corp., Ltd., H Shares (B)	2,980,704	616,139
China Unicom Hong Kong, Ltd.	1,737,125	1,449,143
Helios Towers PLC (A)	1,003,493	1,941,192
Entertainment 0.7%
Netflix, Inc. (A)	3,648	1,258,888
Nexon Company, Ltd. (A)	98,400	1,332,624
Spotify Technology SA (A)	16,099	2,274,789
Tencent Music Entertainment Group, ADR (A)	3,811	48,362
Interactive media and services 0.8%
Alphabet, Inc., Class C (A)	62	88,922
Facebook, Inc., Class A (A)	1,464	295,596
Mail.Ru Group, Ltd., GDR (A)	741	17,435
Tencent Holdings, Ltd.	78,683	3,752,406
Yandex NV, Class A (A)	44,184	1,979,885
Media 0.3%
Megacable Holdings SAB de CV	554,300	2,077,507
Consumer discretionary 6.5%		47,104,348
Automobiles 0.5%
Geely Automobile Holdings, Ltd.	16,612	26,323
Great Wall Motor Company, Ltd., H Shares	2,044,014	1,350,605
Guangzhou Automobile Group Company, Ltd., H Shares	1,844,601	1,848,748
Hyundai Motor Company	381	39,552
SAIC Motor Corp., Ltd., Class A	11,200	35,647
Diversified consumer services 0.5%
Chegg, Inc. (A)	25,537	1,052,891
China Xinhua Education Group, Ltd. (B)	53,440	15,677
Hope Education Group Company, Ltd. (B)	14,734,484	2,932,530
Hotels, restaurants and leisure 1.1%
Aramark	30,127	1,329,806
Marriott Vacations Worldwide Corp.	30,669	3,687,641
Planet Fitness, Inc., Class A (A)	36,110	2,917,327
Household durables 1.5%
Cavco Industries, Inc. (A)	7,197	1,612,272
Haier Electronics Group Company, Ltd.	1,308,690	3,930,936
Kaufman & Broad SA	45,149	1,912,516
Skyline Champion Corp. (A)	108,323	3,114,286
Internet and direct marketing retail 1.1%
Alibaba Group Holding, Ltd. (A)	86,900	2,242,263
Alibaba Group Holding, Ltd., ADR (A)	22,823	4,715,004
Amazon.com, Inc. (A)	57	114,497
MercadoLibre, Inc. (A)	1,390	921,570
Trip.com Group, Ltd., ADR (A)	480	15,422
Leisure products 0.4%
BRP, Inc.	45,621	2,328,967
Peloton Interactive, Inc., Class A (A)	13,885	449,319
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.2%
B&M European Value Retail SA	322,899	$1,548,289
Specialty retail 0.3%
Burlington Stores, Inc. (A)	11,345	2,467,197
Textiles, apparel and luxury goods 0.9%
Asics Corp.	7,900	115,414
Carter's, Inc.	33,616	3,565,649
Under Armour, Inc., Class A (A)(C)	139,445	2,814,000
Consumer staples 0.6%		4,371,848
Food and staples retailing 0.5%
Performance Food Group Company (A)	67,624	3,502,247
Food products 0.1%
Ajinomoto Company, Inc.	948	15,613
CJ CheilJedang Corp. (A)	4,213	831,439
Orion Corp. (A)	264	22,549
Energy 1.9%		13,604,988
Energy equipment and services 0.5%
Schlumberger, Ltd.	1,333	44,669
Tenaris SA, ADR	158,938	3,288,427
Oil, gas and consumable fuels 1.4%
ARC Resources, Ltd.	234,433	1,243,554
Cabot Oil & Gas Corp.	156,883	2,210,481
Cameco Corp.	164,635	1,328,604
NAC Kazatomprom JSC, GDR	82,453	1,071,577
QEP Resources, Inc. (C)	621,753	1,970,957
Tourmaline Oil Corp.	87,592	883,598
Viper Energy Partners LP (C)	58,777	1,281,926
WPX Energy, Inc. (A)	23,531	281,195
Financials 14.1%		103,028,687
Banks 4.9%
AIB Group PLC	82,518	241,930
Ameris Bancorp	6,463	259,748
Atlantic Union Bankshares Corp.	10,773	362,942
Banco Bilbao Vizcaya Argentaria SA	30,381	157,270
Bank Mandiri Persero Tbk PT	2,689,500	1,470,606
Bank of America Corp.	6,191	203,251
Bank of China, Ltd., H Shares	115,860	44,818
BAWAG Group AG (A)(B)	23,209	1,004,285
BNP Paribas SA	15,112	801,956
CaixaBank SA	184,722	539,900
CIMB Group Holdings BHD	703,372	843,480
Citizens Financial Group, Inc. (C)	28,488	1,062,033
Erste Group Bank AG (A)	10,734	394,124
Halyk Savings Bank of Kazakhstan JSC, GDR	4,456	64,835
HBT Financial, Inc. (A)	17,900	346,007
Heritage Commerce Corp.	64,240	745,184
Home BancShares, Inc.	12,836	245,424
ICICI Bank, Ltd.	191,259	1,409,673
ICICI Bank, Ltd., ADR	4,760	69,401
IndusInd Bank, Ltd.	46,373	812,538
Intesa Sanpaolo SpA	338,612	843,269
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	8,957	$1,185,549
Kasikornbank PCL, NVDR	725,730	3,246,428
KB Financial Group, Inc.	4,204	154,646
Nedbank Group, Ltd.	51,277	665,608
Nova Ljubljanska Banka DD, GDR (B)	68,052	941,878
PacWest Bancorp	15,588	546,359
Pinnacle Financial Partners, Inc.	7,707	455,175
Resona Holdings, Inc.	172,100	709,714
Sberbank of Russia PJSC, ADR	90,400	1,441,157
Shinsei Bank, Ltd.	180,700	2,766,735
Signature Bank	9,680	1,373,495
SVB Financial Group (A)	5,239	1,259,089
Synovus Financial Corp.	26,169	916,438
TCS Group Holding PLC, GDR	35,292	839,950
Triumph Bancorp, Inc. (A)	1,300	50,674
Unicaja Banco SA (B)	284,549	284,570
Unione di Banche Italiane SpA	197,274	590,411
United Overseas Bank, Ltd.	28,000	522,260
Van Lanschot Kempen NV	128,548	2,729,780
Vietnam Prosperity JSC Bank (A)	20,000	19,076
Vietnam Technological & Commercial Joint Stock Bank (A)	20,000	18,386
Webster Financial Corp.	4,574	205,190
Western Alliance Bancorp	21,873	1,208,046
Zions Bancorp NA	32,363	1,472,193
Capital markets 2.9%
Ares Management Corp., Class A	38,868	1,401,580
Brookfield Asset Management, Inc., Class A	11,342	694,244
Edelweiss Financial Services, Ltd.	1,276,331	1,698,582
Fairfax India Holdings Corp. (A)(B)	319,556	3,876,214
London Stock Exchange Group PLC	50,648	5,234,004
Sanne Group PLC	238,768	1,893,674
Solar Capital, Ltd.	40,683	836,036
State Street Corp.	6,121	462,931
The Blackstone Group, Inc., Class A	14,881	908,783
UBS Group AG (A)	240,240	2,971,769
XP, Inc., Class A (A)	28,934	1,161,411
Consumer finance 0.8%
American Express Company	20,300	2,636,361
OneMain Holdings, Inc.	26,458	1,121,025
Provident Financial PLC	69,348	424,850
SLM Corp.	101,033	1,103,280
Synchrony Financial	25,149	815,079
Diversified financial services 1.0%
Cerved Group SpA	124,851	1,223,822
Equitable Holdings, Inc.	135,700	3,259,514
FirstRand, Ltd.	175,797	673,732
KBC Ancora	13,553	675,048
Voya Financial, Inc.	25,623	1,530,462
Insurance 4.2%
Ageas	27,879	1,537,291
AIA Group, Ltd.	338,600	3,355,169
American International Group, Inc.	8,300	417,158
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Assurant, Inc.	21,136	$2,759,516
Athene Holding, Ltd., Class A (A)	71,391	3,109,792
AUB Group, Ltd.	2,135	18,502
AXA SA	63,520	1,689,096
Direct Line Insurance Group PLC	7,673	34,227
Intact Financial Corp.	104,886	11,362,782
Kemper Corp.	8,024	597,146
Ping An Insurance Group Company of China, Ltd., H Shares	125,500	1,419,135
ProSight Global, Inc. (A)	12,700	183,769
Prudential PLC	11,565	205,630
The Hartford Financial Services Group, Inc.	29,829	1,768,263
Third Point Reinsurance, Ltd. (A)	8,715	94,906
Tokio Marine Holdings, Inc.	30,700	1,666,433
Trupanion, Inc. (A)	20,161	643,539
Mortgage real estate investment trusts 0.1%
Redwood Trust, Inc.	31,700	558,871
Thrifts and mortgage finance 0.2%
NMI Holdings, Inc., Class A (A)	19,932	636,229
PNB Housing Finance, Ltd. (B)	138,952	843,351
Health care 17.1%		124,659,112
Biotechnology 5.1%
Acceleron Pharma, Inc. (A)	28,207	2,560,631
Aimmune Therapeutics, Inc. (A)	14,269	443,052
Alkermes PLC (A)	26,817	466,884
Apellis Pharmaceuticals, Inc. (A)	29,524	1,213,732
Arena Pharmaceuticals, Inc. (A)	16,700	763,023
Argenx SE, ADR (A)	9,371	1,352,142
Ascendis Pharma A/S, ADR (A)	7,583	1,024,463
Assembly Biosciences, Inc. (A)	21,429	376,293
BeiGene, Ltd., ADR (A)	16,317	2,486,058
Black Diamond Therapeutics, Inc. (A)	5,000	187,500
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	12,400
Coherus Biosciences, Inc. (A)	49,429	891,699
Constellation Pharmaceuticals, Inc. (A)	51,374	1,697,397
G1 Therapeutics, Inc. (A)	83,016	1,607,190
Galapagos NV (A)	4,465	997,923
Genmab A/S (A)	11,009	2,534,165
Genus PLC	10,093	410,021
GlycoMimetics, Inc. (A)	61,583	263,575
Heron Therapeutics, Inc. (A)	29,254	610,238
ImmunoGen, Inc. (A)	178,100	841,523
Ironwood Pharmaceuticals, Inc. (A)	110,277	1,332,146
Kodiak Sciences, Inc. (A)	30,103	1,838,390
Mirati Therapeutics, Inc. (A)	14,813	1,286,213
Momenta Pharmaceuticals, Inc. (A)	82,177	2,384,777
Myovant Sciences, Ltd. (A)	63,978	812,521
NextCure, Inc. (A)	24,856	1,062,594
Orchard Therapeutics PLC, ADR (A)	64,641	802,841
Oyster Point Pharma, Inc. (A)	39,687	1,250,141
Portola Pharmaceuticals, Inc. (A)	20,420	261,172
Principia Biopharma, Inc. (A)	22,665	1,193,312
Radius Health, Inc. (A)	14,066	246,999
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Biotechnology (continued)
Rhythm Pharmaceuticals, Inc. (A)	53,744	$942,670
Rigel Pharmaceuticals, Inc. (A)	138,854	313,810
UroGen Pharma, Ltd. (A)	20,637	606,934
Veracyte, Inc. (A)	824	21,630
Zai Lab, Ltd., ADR (A)	34,593	1,763,897
Zealand Pharma A/S, ADR (A)	13,063	499,790
Health care equipment and supplies 3.0%
AtriCure, Inc. (A)	24,025	934,573
Baxter International, Inc.	22,647	2,020,565
Becton, Dickinson and Company	2,599	715,193
Boston Scientific Corp. (A)	3,500	146,545
Cardiovascular Systems, Inc. (A)	17,581	798,002
Danaher Corp.	5,122	823,976
Edwards Lifesciences Corp. (A)	6,942	1,526,268
Haemonetics Corp. (A)	20,988	2,253,901
Hill-Rom Holdings, Inc.	8,294	883,228
Insulet Corp. (A)	10,706	2,077,392
Medtronic PLC	8,469	977,661
Nipro Corp.	134,000	1,525,614
NuVasive, Inc. (A)	3,919	302,233
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	368,000	438,823
Shockwave Medical, Inc. (A)	25,283	1,097,788
STERIS PLC	6,352	957,183
Tandem Diabetes Care, Inc. (A)	44,071	3,351,159
Teleflex, Inc.	2,934	1,090,010
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	43,500	227,677
Health care providers and services 1.1%
Acadia Healthcare Company, Inc. (A)	9,374	301,187
Centene Corp. (A)	37,696	2,367,686
China National Accord Medicines Corp., Ltd., Class A	352,100	2,487,414
Molina Healthcare, Inc. (A)	329	40,457
Notre Dame Intermedica Participacoes SA	68,900	1,129,564
UnitedHealth Group, Inc.	100	27,245
Universal Health Services, Inc., Class B	10,225	1,401,950
Health care technology 0.3%
Allscripts Healthcare Solutions, Inc. (A)	4,724	40,532
HMS Holdings Corp. (A)	23,099	631,065
Omnicell, Inc. (A)	14,782	1,201,481
Teladoc Health, Inc. (A)	4,601	467,968
Life sciences tools and services 1.0%
Adaptive Biotechnologies Corp. (A)	17,800	532,309
Agilent Technologies, Inc.	15,339	1,266,388
Bio-Techne Corp.	2,989	627,600
ICON PLC (A)	4,577	771,774
Pharmaron Beijing Company, Ltd., H Shares (A)(B)	135,000	865,630
PRA Health Sciences, Inc. (A)	8,987	910,473
QIAGEN NV (A)	14,477	483,543
Tecan Group AG	2,938	830,564
WuXi AppTec Company, Ltd., H Shares (B)	70,713	856,500
Pharmaceuticals 6.6%
Amneal Pharmaceuticals, Inc. (A)	59,001	264,914
AstraZeneca PLC	48,609	4,755,299
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Cansino Biologics, Inc., H Shares (A)(B)	2,846	$23,177
China Traditional Chinese Medicine Holdings Company, Ltd.	3,990,051	1,843,733
Chugai Pharmaceutical Company, Ltd.	15,410	1,578,426
CSPC Pharmaceutical Group, Ltd.	680,000	1,491,556
Daiichi Sankyo Company, Ltd.	3,162	213,679
Eisai Company, Ltd.	58,773	4,429,229
Elanco Animal Health, Inc. (A)	30,313	936,672
Eli Lilly & Company	24,610	3,436,540
Hikma Pharmaceuticals PLC	26,342	636,090
Hutchison China MediTech, Ltd., ADR (A)	33,544	823,505
Laboratorios Farmaceuticos Rovi SA	30,885	850,856
Livzon Pharmaceutical Group, Inc., Class A	519,811	2,820,563
Mylan NV (A)	9,989	213,964
Nippon Shinyaku Company, Ltd.	24,700	2,189,863
Novartis AG	41,665	3,936,013
Odonate Therapeutics, Inc. (A)	60,385	1,763,242
Ono Pharmaceutical Company, Ltd.	108,056	2,490,442
Pfizer, Inc.	15,979	595,058
Reata Pharmaceuticals, Inc., Class A (A)	7,882	1,724,503
Revance Therapeutics, Inc. (A)	59,290	1,326,317
Roche Holding AG	9,904	3,322,479
Takeda Pharmaceutical Company, Ltd.	22,288	855,935
Teva Pharmaceutical Industries, Ltd., ADR (A)	113,002	1,175,221
Theravance Biopharma, Inc. (A)	47,492	1,324,077
Tricida, Inc. (A)	50,574	1,783,239
UCB SA	10,667	981,600
WaVe Life Sciences, Ltd. (A)	17,473	124,053
Industrials 7.6%		55,128,729
Aerospace and defense 0.8%
BWX Technologies, Inc.	37,796	2,403,448
L3Harris Technologies, Inc.	1,963	434,471
Ultra Electronics Holdings PLC	97,657	2,908,531
Air freight and logistics 0.0%
FedEx Corp.	255	36,883
Airlines 0.2%
Ryanair Holdings PLC, ADR (A)	15,145	1,311,708
Building products 0.5%
Advanced Drainage Systems, Inc.	81,051	3,369,290
Commercial services and supplies 1.3%
Babcock International Group PLC	244,096	1,893,943
Copart, Inc. (A)	30,233	3,067,440
Edenred	23,084	1,246,572
Serco Group PLC (A)	567,352	1,183,499
The Brink's Company	22,264	1,874,406
Construction and engineering 0.4%
China Machinery Engineering Corp., H Shares	6,280,246	2,334,480
Maeda Corp.	81,800	780,805
Electrical equipment 0.4%
Schneider Electric SE	27,035	2,696,105
Industrial conglomerates 0.0%
Fosun International, Ltd.	18,056	23,878
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Machinery 0.8%
Dover Corp.	6,893	$784,768
Fortive Corp. (C)	18,679	1,399,617
Ingersoll-Rand PLC	18,701	2,491,534
ITT, Inc.	3,525	236,457
Rexnord Corp. (A)	10,046	328,002
Trelleborg AB, B Shares	60,153	987,632
Marine 0.5%
Irish Continental Group PLC	688,511	3,574,750
Professional services 1.6%
CoStar Group, Inc. (A)	2,575	1,681,449
Equifax, Inc.	21,700	3,252,830
Experian PLC	64,481	2,244,452
Huron Consulting Group, Inc. (A)	27,550	1,785,516
TransUnion	3,337	306,003
TriNet Group, Inc. (A)	44,351	2,530,668
Road and rail 0.4%
CJ Logistics Corp. (A)	298	36,207
Uber Technologies, Inc. (A)	75,476	2,739,024
Trading companies and distributors 0.7%
Brenntag AG	73,514	3,804,354
Ferguson PLC	15,204	1,365,347
Transportation infrastructure 0.0%
China Merchants Port Holdings Company, Ltd.	9,530	14,660
Information technology 11.1%		81,034,707
Communications equipment 0.0%
Lumentum Holdings, Inc. (A)	3,033	229,810
Electronic equipment, instruments and components 0.5%
Coherent, Inc. (A)	1,130	159,816
Flex, Ltd. (A)	110,410	1,451,892
Zebra Technologies Corp., Class A (A)	8,766	2,095,249
IT services 3.1%
Accenture PLC, Class A	4,622	948,481
Adyen NV (A)(B)	306	281,186
Automatic Data Processing, Inc.	5,867	1,005,545
Euronet Worldwide, Inc. (A)	2,489	392,366
ExlService Holdings, Inc. (A)	16,467	1,203,902
FDM Group Holdings PLC	88,315	1,143,947
Fidelity National Information Services, Inc.	5,797	832,797
FleetCor Technologies, Inc. (A)	698	220,031
Genpact, Ltd.	27,771	1,229,422
Global Payments, Inc.	12,787	2,499,219
GoDaddy, Inc., Class A (A)	26,154	1,757,810
Leidos Holdings, Inc.	6,172	620,101
LiveRamp Holdings, Inc. (A)	22,271	896,185
Mastercard, Inc., Class A	299	94,466
Network International Holdings PLC (A)(B)	115,332	923,225
Nexi SpA (A)(B)	23,444	332,428
Pagseguro Digital, Ltd., Class A (A)	53,309	1,732,009
PayPal Holdings, Inc. (A)	9,755	1,110,997
Square, Inc., Class A (A)	13,290	992,630
Visa, Inc., Class A	11,176	2,223,689
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
WEX, Inc. (A)	6,561	$1,423,212
Worldline SA (A)(B)	5,906	416,171
Semiconductors and semiconductor equipment 2.7%
Advanced Micro Devices, Inc. (A)	29,202	1,372,494
ASM International NV	3,077	373,937
BE Semiconductor Industries NV	29,961	1,268,443
Globalwafers Company, Ltd.	102,000	1,315,712
KLA Corp.	6,490	1,075,653
Lattice Semiconductor Corp. (A)	71,604	1,331,834
Marvell Technology Group, Ltd.	120,719	2,902,085
MediaTek, Inc.	238,000	3,011,266
Micron Technology, Inc. (A)	23,037	1,223,034
Rambus, Inc. (A)	29,516	468,419
Realtek Semiconductor Corp.	248,000	1,992,559
Renesas Electronics Corp. (A)	60,800	382,512
SK Hynix, Inc.	28,380	2,159,330
Tower Semiconductor, Ltd. (A)	46,836	1,038,822
Software 4.7%
Adobe, Inc. (A)	5,867	2,060,138
Alteryx, Inc., Class A (A)	2,414	336,681
Blackbaud, Inc.	12,281	961,971
Ceridian HCM Holding, Inc. (A)	27,033	1,981,249
Guidewire Software, Inc. (A)	5,584	628,200
HubSpot, Inc. (A)	4,741	857,837
Intuit, Inc.	4,627	1,297,318
Microsoft Corp.	5,724	974,397
Mimecast, Ltd. (A)	78,676	4,014,836
Rapid7, Inc. (A)	27,269	1,619,233
salesforce.com, Inc. (A)	568	103,552
ServiceNow, Inc. (A)	16,613	5,619,015
Slack Technologies, Inc., Class A (A)	140,949	2,921,873
Splunk, Inc. (A)	27,837	4,321,973
SVMK, Inc. (A)	38,994	688,244
Workday, Inc., Class A (A)	30,349	5,603,336
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	1,459	451,575
Pure Storage, Inc., Class A (A)	25,876	460,593
Materials 0.8%		6,191,985
Chemicals 0.3%
Livent Corp. (A)	225,401	2,121,023
Construction materials 0.3%
LafargeHolcim, Ltd. (A)	44,798	2,276,670
Metals and mining 0.2%
Barrick Gold Corp.	96,884	1,794,292
Real estate 0.2%		1,697,979
Equity real estate investment trusts 0.1%
Essential Properties Realty Trust, Inc.	17,700	488,697
Mitsui Fudosan Logistics Park, Inc.	15	72,714
Nippon Prologis REIT, Inc.	35	100,616
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Real estate (continued)
Real estate management and development 0.1%
Nexity SA	21,458	$1,035,952
Utilities 2.0%		14,370,436
Electric utilities 0.3%
Power Grid Corp. of India, Ltd.	841,141	2,205,397
Gas utilities 0.9%
Infraestructura Energetica Nova SAB de CV	608,600	2,860,135
Rubis SCA	56,735	3,504,381
Multi-utilities 0.8%
Engie SA	336,979	5,800,523

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.8%				$12,786,366
(Cost $12,851,557)
Communication services 0.1%				767,633
Diversified telecommunication services 0.1%
Intelsat Jackson Holdings SA	5.500	08-01-23	939,000	767,633
Energy 1.7%				12,018,733
Oil, gas and consumable fuels 1.7%
Antero Midstream Partners LP	5.375	09-15-24	3,998,000	3,540,229
Antero Midstream Partners LP (B)	5.750	03-01-27	2,919,000	2,276,674
CNX Resources Corp. (B)	7.250	03-14-27	2,427,000	1,982,859
EnLink Midstream LLC	5.375	06-01-29	1,301,000	1,177,405
EnLink Midstream Partners LP	4.850	07-15-26	1,262,000	1,154,730
Gulfport Energy Corp.	6.625	05-01-23	1,820,000	1,237,600
YPF SA	8.500	03-23-21	655,000	649,236

	Contracts/Notional amount	Value
Purchased options 1.0%		$7,230,057
(Cost $8,491,900)
Calls 0.3%		2,244,664
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 3-20-20; Strike Price: $33.00; Notional Amount: 452,300) (A)	4,523	65,584
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 6-19-20; Strike Price: $40.00; Notional Amount: 844,600) (A)	8,446	105,575
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(E)	231,403	271,112
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-18-20; Strike Price: EUR 110.06; Counterparty: Goldman Sachs & Company LLC) (A)(E)	27,090	25,246
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 114.85; Counterparty: Goldman Sachs & Company LLC) (A)(E)	27,090	26,163
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 105.28; Counterparty: Goldman Sachs & Company LLC) (A)(E)	27,090	12,248
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 108.65; Counterparty: Goldman Sachs & Company LLC) (A)(E)	67,732	18,600
Over the Counter Option on HSBC Holdings PLC (Expiration Date: 6-19-20; Strike Price: GBP 6.19; Counterparty: Goldman Sachs & Company LLC) (A)(E)	489,100	14,492
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-21-21; Strike Price: AUD 93.00; Counterparty: HSBC Bank PLC) (A)(E)	1,270,000	19,960
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-22-20; Strike Price: AUD 86.00; Counterparty: HSBC Bank PLC) (A)(E)	865,000	$7,216
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Morgan Stanley & Company International PLC) (A)(E)	23,219,000	360,846
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	539,167
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	20,020,323	104,006
Over the Counter Option on the USD vs. SGD (Expiration Date: 1-21-21; Strike Price: $1.37; Counterparty: Morgan Stanley & Company International PLC) (A)(E)	30,958,000	387,254
Over the Counter Option on the USD vs. ZAR (Expiration Date: 1-21-21; Strike Price: $16.50; Counterparty: Morgan Stanley & Company International PLC) (A)(E)	6,965,000	287,195
Puts 0.7%		4,985,393
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 1-15-21; Strike Price: $28.00; Notional Amount: 194,000) (A)	1,940	285,180
Exchange Traded Option on Health Care Select Sector SPDR Fund (Expiration Date: 3-20-20; Strike Price: $101.00; Notional Amount: 126,200) (A)	1,262	378,600
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-21-20; Strike Price: $206.00; Notional Amount: 47,000) (A)	470	48,175
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-21-20; Strike Price: $209.00; Notional Amount: 23,800) (A)	238	33,439
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-21-20; Strike Price: $212.00; Notional Amount: 170,500) (A)	1,705	327,360
Exchange Traded Option on iShares iBoxx High Yield Corporate Bond ETF (Expiration Date: 6-19-20; Strike Price: $86.00; Notional Amount: 485,100) (A)	4,851	652,460
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 1-15-21; Strike Price: $63.00; Notional Amount: 21,500) (A)	215	49,235
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 2-21-20; Strike Price: $68.00; Notional Amount: 516,700) (A)	5,167	506,366
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 3-20-20; Strike Price: $66.00; Notional Amount: 516,600) (A)	5,166	413,280
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-18-20; Strike Price: $38.00; Notional Amount: 34,900) (A)	349	40,310
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-30-20; Strike Price: $38.00; Notional Amount: 32,800) (A)	328	39,688
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 1-15-21; Strike Price: $148.00; Notional Amount: 17,900) (A)	179	118,140
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 3-20-20; Strike Price: $159.00; Notional Amount: 31,300) (A)	313	107,829
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-19-20; Strike Price: $140.00; Notional Amount: 18,300) (A)	183	34,313
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $138.00; Notional Amount: 8,900) (A)	89	26,122
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $142.00; Notional Amount: 9,500) (A)	95	34,200
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-21-20; Strike Price: $3,125.00; Notional Amount: 4,100) (A)	41	88,765
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-21-20; Strike Price: $3,150.00; Notional Amount: 3,700) (A)	37	110,260
Exchange Traded Option on S&P 500 Index (Expiration Date: 4-17-20; Strike Price: $3,125.00; Notional Amount: 1,600) (A)	16	99,520
Exchange Traded Option on VanEck Vectors Semiconductor ETF (Expiration Date: 2-21-20; Strike Price: $138.00; Notional Amount: 109,400) (A)	1,094	432,130
Exchange Traded Option on VanEck Vectors Semiconductor ETF (Expiration Date: 2-21-20; Strike Price: $141.00; Notional Amount: 90,600) (A)	906	498,300
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 10-16-20; Strike Price: $26.45; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	96,583	66,360
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 11-20-20; Strike Price: $27.00; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	96,847	$87,626
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 12-18-20; Strike Price: $27.50; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	94,722	105,422
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 6-19-20; Strike Price: $26.50; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	100,300	34,647
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 9-18-20; Strike Price: $26.50; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	97,300	56,358
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 3-18-20; Strike Price: BRL 101,413.00; Counterparty: Credit Suisse Securities (USA) LLC (A)(E)	290	35,857
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	275,451

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 40.7%				$297,142,730
(Cost $297,117,478)
U.S. Government 30.6%				223,443,546
U.S. Treasury Bill	1.500	03-05-20	405,000	404,467
U.S. Treasury Bill	1.505	04-30-20	35,000	34,871
U.S. Treasury Bill	1.511	05-07-20	220,000	219,121
U.S. Treasury Bill	1.513	03-12-20	10,000	9,984
U.S. Treasury Bill	1.514	04-02-20	60,000	59,850
U.S. Treasury Bill	1.515	04-09-20	3,320,000	3,310,652
U.S. Treasury Bill	1.520	02-06-20	350,000	349,957
U.S. Treasury Bill	1.523	04-23-20	200,000	199,319
U.S. Treasury Bill	1.527	02-04-20	12,480,000	12,479,522
U.S. Treasury Bill (C)	1.532	02-13-20	12,367,000	12,361,947
U.S. Treasury Bill (C)	1.532	03-17-20	37,277,000	37,209,463
U.S. Treasury Bill	1.535	02-11-20	520,000	519,833
U.S. Treasury Bill (C)	1.535	05-14-20	14,973,000	14,908,833
U.S. Treasury Bill (C)	1.538	05-21-20	1,995,000	1,985,858
U.S. Treasury Bill	1.540	03-24-20	5,590,000	5,578,218
U.S. Treasury Bill	1.545	03-31-20	12,480,000	12,450,055
U.S. Treasury Bill (C)	1.550	04-16-20	4,065,000	4,052,357
U.S. Treasury Bill (C)	1.555	02-18-20	43,487,000	43,460,394
U.S. Treasury Bill (C)	1.556	03-26-20	24,900,000	24,845,355
U.S. Treasury Bill (C)	1.566	02-27-20	19,489,000	19,469,890
U.S. Treasury Bill (C)	1.573	02-25-20	28,865,000	28,839,084
U.S. Treasury Bill (C)	1.833	02-20-20	695,000	694,516

	Yield (%)	Shares	Value
Short-term funds 10.1%			73,699,184
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5121(F)	73,699,184	73,699,184

Total investments (Cost $720,076,067) 108.0%	$787,515,239
Other assets and liabilities, net (8.0%)	(58,386,749)
Total net assets 100.0%	$729,128,490

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SGD	Singapore Dollar
ZAR	South African Rand

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 1-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-20:
United States	66.6%
China	4.8%
United Kingdom	3.4%
Canada	3.2%
Japan	2.9%
France	2.6%
Switzerland	1.8%
Hong Kong	1.6%
Ireland	1.4%
India	1.0%
Other countries	10.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,865,000	USD	1,923,796	GSI	3/18/2020	—	$(4,464)
CAD	3,285,000	USD	2,496,620	SCB	3/18/2020	—	(14,472)
EUR	5,295,000	USD	5,844,627	CITI	2/28/2020	$36,414	—
EUR	888,000	USD	991,310	CITI	3/18/2020	—	(3,874)
EUR	7,493,000	USD	8,406,521	MSI	3/18/2020	—	(74,476)
EUR	546,000	USD	607,957	NWM	3/18/2020	—	(818)
GBP	4,590,000	USD	5,977,704	GSI	2/28/2020	87,258	—
GBP	2,711,000	USD	3,551,293	NWM	3/18/2020	32,692	—
HKD	5,200,000	USD	666,468	DB	3/18/2020	2,602	—
HKD	9,345,000	USD	1,192,936	JPM	3/18/2020	9,461	—
JPY	435,058,000	USD	3,999,099	MSI	2/28/2020	21,108	—
JPY	261,500,000	USD	2,421,509	DB	3/18/2020	—	(2,561)
JPY	646,500,000	USD	5,986,638	DB	3/18/2020	—	(6,332)
JPY	130,100,000	USD	1,200,067	GSI	3/18/2020	3,394	—
JPY	537,800,000	USD	4,940,019	MSI	3/18/2020	34,782	—
USD	1,959,861	AUD	2,865,000	NWM	3/18/2020	40,529	—
USD	1,788,073	CAD	2,355,000	JPM	2/28/2020	8,639	—
USD	9,521,388	EUR	8,626,000	CITI	2/28/2020	—	(59,322)
USD	8,363,237	EUR	7,493,000	GSI	3/18/2020	31,192	—
USD	7,761,899	GBP	5,960,000	GSI	2/28/2020	—	(113,302)
						$308,071	$(279,621)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	VanEck Vectors Gold Miners ETF	USD	45.00	Jun 2020	8,446	844,600	$94,356	$(29,561)
							$94,356	$(29,561)
Puts
GSI	HSBC Holdings PLC	GBP	5.01	Jun 2020	489,100	489,100	$43,038	$(94,465)
							$43,038	$(94,465)
Exchange-traded	Invesco QQQ Trust Series 1	USD	180.00	Feb 2020	470	47,000	19,585	(3,995)
Exchange-traded	Invesco QQQ Trust Series 1	USD	184.00	Feb 2020	238	23,800	7,538	(2,618)
Exchange-traded	iShares MSCI EAFE ETF	USD	60.00	Mar 2020	5,166	516,600	60,296	(87,822)
Exchange-traded	iShares Russell 2000 ETF	USD	140.00	Mar 2020	313	31,300	13,356	(17,059)
							$100,775	$(111,494)
							$238,169	$(235,520)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
CSFB	Ibovespa Brasil Index	BRL	90,937.50	Mar 2020	290	290	$39,420	$(5,175)
JPM	EURO STOXX Banks Index	EUR	70.00	Dec 2021	46,280	46,280	243,855	(275,063)
							$283,275	$(280,238)
Exchange-traded	S&P 500 Index	USD	2,775.00	Apr 2020	16	1,600	22,347	(24,400)
							$22,347	$(24,400)
							$305,622	$(304,638)

14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(1,321)
						$271,275	$(1,321)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	1,953,855	May 2020	GSI	—	$31,014	$31,014
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	25,756,585	May 2020	GSI	—	405,231	405,231
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,791,932	May 2020	GSI	—	81,614	81,614
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	195,147	May 2020	GSI	—	3,761	3,761
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,934,051	May 2020	GSI	—	37,276	37,276
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	714,056	May 2020	GSI	—	17,653	17,653
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.25%	Monthly	USD	2,190,935	May 2020	GSI	—	47,969	47,969
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	379,182	May 2020	GSI	—	21,863	21,863
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,079,840	May 2020	GSI	—	62,124	62,124
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,804,992	May 2020	GSI	—	174,985	174,985
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	644,919	May 2020	GSI	—	39,285	39,285
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	1,586,597	May 2020	GSI	—	103,858	103,858
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,451,153	May 2020	GSI	—	94,991	94,991
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,907,660	May 2020	GSI	—	124,883	124,883
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	1,804,972	May 2020	GSI	—	118,152	118,152
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	2,896,066	May 2020	GSI	—	189,619	189,619
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	2,033,225	May 2020	GSI	—	132,382	132,382
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,914,245	May 2020	GSI	—	42,161	42,161
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	584,951	May 2020	GSI	—	12,883	12,883
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	54,157	May 2020	GSI	—	1,288	1,288
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.15%	Monthly	USD	5,503,806	May 2020	GSI	—	338,684	338,684
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,737,590	May 2020	GSI	—	138,832	138,832
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	10,008,904	May 2020	GSI	—	293,305	293,305
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	141,876	May 2020	GSI	—	8,433	8,433
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	859,302	May 2020	GSI	—	—	—
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,949,397	May 2020	GSI	—	137,403	137,403
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,432,502	May 2020	GSI	—	205,530	205,530
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	4,371,044	May 2020	GSI	—	202,680	202,680
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	2,360,665	May 2020	GSI	—	109,514	109,514
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,325,258	May 2020	GSI	—	61,444	61,444
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,316,986	May 2020	GSI	—	107,232	107,232
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.31%	Monthly	USD	2,941,681	May 2020	GSI	—	171,746	171,746
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.13%	Monthly	USD	2,211,258	May 2020	GSI	—	129,101	129,101
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	543,025	May 2020	GSI	—	31,669	31,669
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	1,182,180	May 2020	JPM	—	8,057	8,057
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	10,176,224	May 2020	JPM	—	$245,102	$245,102
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	16,542,160	May 2020	JPM	—	462,055	462,055
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,362,613	May 2020	JPM	—	38,151	38,151
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	7,242,346	May 2020	JPM	—	201,012	201,012
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	315,404	May 2020	JPM	—	4,185	4,185
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.33%	Monthly	USD	4,048,217	May 2020	JPM	—	(61,098)	(61,098)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	8,863,181	May 2020	JPM	—	(134,115)	(134,115)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,551,427	May 2020	JPM	—	—	—
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,576,985	May 2020	JPM	—	185,622	185,622
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	1,164,730	May 2020	JPM	—	8,729	8,729
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 6.35%	Monthly	USD	103,964	May 2020	JPM	—	(1,895)	(1,895)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	4,759,802	May 2020	JPM	—	(177,041)	(177,041)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	191,320	May 2020	JPM	—	(7,133)	(7,133)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	860,940	May 2020	JPM	—	(30,138)	(30,138)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	55,084	May 2020	JPM	—	3,393	3,393
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	15,015	May 2020	JPM	—	925	925
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,875,585	May 2020	JPM	—	238,706	238,706
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,536,029	May 2020	JPM	—	217,796	217,796
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,448	May 2020	JPM	—	16	16
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	30,739	May 2020	JPM	—	2,246	2,246
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 2.39%	Monthly	USD	2,061	May 2020	JPM	—	22	22
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	6,695,497	May 2020	JPM	—	306,051	306,051
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 11.80%	Monthly	USD	416,507	May 2020	JPM	—	17,405	17,405
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	1,333,398	May 2020	JPM	—	54,899	54,899
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	204,043	May 2020	JPM	—	8,411	8,411
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,307,917	May 2020	JPM	—	32,769	32,769
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	711,328	May 2020	JPM	—	17,332	17,332
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	6,024,991	May 2020	JPM	—	70,861	70,861
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	3,097,627	May 2020	JPM	—	—	—
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,405,201	May 2020	JPM	—	2,965	2,965
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.90%	Monthly	USD	167,525	May 2020	JPM	—	(2,507)	(2,507)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.30%	Monthly	USD	7,619,668	May 2020	JPM	—	(138,923)	(138,923)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 3.55%	Monthly	USD	2,572,438	May 2020	JPM	—	53,016	53,016
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,347,010	May 2020	JPM	—	17,038	17,038
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 1.77%	Monthly	USD	1,530,370	May 2020	JPM	—	9,346	9,346
Pay	iShares U.S. Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	26,252	May 2020	JPM	—	(321)	(321)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.20%	Monthly	USD	1,816,337	May 2020	JPM	—	46,451	46,451
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 1.79%	Monthly	USD	4,146,180	May 2020	JPM	—	23,270	23,270
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	327,847	May 2020	JPM	—	2,306	2,306
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,751,311	May 2020	JPM	—	25,726	25,726
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	24,429,770	May 2020	JPM	—	1,337,763	1,337,763
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.89%	Monthly	USD	3,500,835	May 2020	JPM	—	75,094	75,094
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	44,501	May 2020	JPM	—	1,062	1,062
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,677,554	May 2020	JPM	—	63,894	63,894
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	283,560	May 2020	JPM	—	$471	$471
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	7,916,951	May 2020	JPM	—	(56,066)	(56,066)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	630,200	May 2020	JPM	—	(4,990)	(4,990)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	13,503,703	May 2020	JPM	—	743,766	743,766
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.97%	Monthly	USD	726,826	May 2020	JPM	—	39,611	39,611
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.03%	Monthly	USD	1,020,574	May 2020	JPM	—	56,652	56,652
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.15%	Monthly	USD	1,378,064	May 2020	JPM	—	—	—
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	39,004	May 2020	JPM	—	942	942
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	11,124	May 2020	JPM	—	268	268
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	844	May 2020	JPM	—	18	18
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	34,431	May 2020	JPM	—	1,048	1,048
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,131,272	May 2020	JPM	—	64,878	64,878
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,556,152	May 2020	JPM	—	47,356	47,356
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,650,606	May 2020	JPM	—	80,661	80,661
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,085,119	May 2020	JPM	—	33,016	33,016
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	1,323,448	May 2020	JPM	—	41,720	41,720
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	17,593,257	May 2020	JPM	—	552,892	552,892
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	339,472	May 2020	JPM	—	10,641	10,641
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,646,208	May 2020	JPM	—	161,279	161,279
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	6,326,878	May 2020	JPM	—	71,879	71,879
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	46,310	May 2020	JPM	—	4,047	4,047
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,997	May 2020	JPM	—	15	15
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	21,995	May 2020	MSI	—	251	251
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,046,284	May 2020	MSI	—	144,161	144,161
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,620,580	May 2020	MSI	—	123,082	123,082
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,261,328	May 2020	MSI	—	106,209	106,209
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,120,996	May 2020	MSI	—	99,618	99,618
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,877,233	May 2020	MSI	—	88,169	88,169
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,618,393	May 2020	MSI	—	310,850	310,850
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,312,131	May 2020	MSI	—	69,691	69,691
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,193,128	May 2020	MSI	—	66,107	66,107
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,513,116	May 2020	MSI	—	105,923	105,923
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	858,849	May 2020	MSI	—	25,865	25,865
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,619,503	May 2020	MSI	—	48,766	48,766
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,108,804	May 2020	MSI	—	93,733	93,733
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,674,476	May 2020	MSI	—	45,960	45,960
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	2,076,423	May 2020	MSI	—	11,818	11,818
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	228,316	May 2020	MSI	—	1,299	1,299
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	222,592	May 2020	MSI	—	1,267	1,267
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	296,789	May 2020	MSI	—	1,689	1,689
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	162,706	May 2020	MSI	—	926	926
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.34%	Monthly	USD	602,605	May 2020	MSI	—	3,428	3,428
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,970,962	May 2020	MSI	—	11,213	11,213
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.43%	Monthly	USD	1,979,328	May 2020	MSI	—	11,261	11,261
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,040,340	May 2020	MSI	—	23,143	23,143
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,603,535	May 2020	MSI	—	$26,217	$26,217
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	116,690	May 2020	MSI	—	670	670
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 2.87%	Monthly	USD	3,976,262	May 2020	MSI	—	233,071	233,071
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	75,565	May 2020	MSI	—	3,591	3,591
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	81,108	May 2020	MSI	—	1,784	1,784
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.09%	Monthly	USD	1,660,010	May 2020	MSI	—	36,517	36,517
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.04%	Monthly	USD	3,049,390	May 2020	MSI	—	67,088	67,088
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	116,631	May 2020	MSI	—	(522)	(522)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,643,636	May 2020	MSI	—	(11,836)	(11,836)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 6.08%	Monthly	USD	183,192	May 2020	MSI	—	1,011	1,011
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	102,569	May 2020	MSI	—	(262)	(262)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	147,936	May 2020	MSI	—	(962)	(962)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	849,892	May 2020	MSI	—	(5,528)	(5,528)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	246,560	May 2020	MSI	—	(1,591)	(1,591)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.80%	Monthly	USD	1,282,112	May 2020	MSI	—	(8,490)	(8,490)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.80%	Monthly	USD	591,744	May 2020	MSI	—	(3,849)	(3,849)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.80%	Monthly	USD	2,687,504	May 2020	MSI	—	(17,482)	(17,482)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.82%	Monthly	USD	59,750	May 2020	MSI	—	2,642	2,642
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,808,318	May 2020	MSI	—	124,217	124,217
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	10,934	May 2020	MSI	—	482	482
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	791	May 2020	MSI	—	3	3
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,812,877	May 2020	MSI	—	130,380	130,380
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,284,590	May 2020	MSI	—	126,006	126,006
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	56,925	May 2020	MSI	—	3,330	3,330
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,058,714	May 2020	MSI	—	181,848	181,848
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	6,590,706	May 2020	MSI	—	437,897	437,897
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,016,324	May 2020	MSI	—	66,831	66,831
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	3,279,650	May 2020	MSI	—	215,661	215,661
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	332,566	May 2020	MSI	—	21,869	21,869
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,637,402	May 2020	MSI	—	173,429	173,429
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	2,954,631	May 2020	MSI	—	194,289	194,289
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	2,360,953	May 2020	MSI	—	155,245	155,245
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,640,190	May 2020	MSI	—	107,851	107,851
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,251,396	May 2020	MSI	—	147,791	147,791
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,300,667	May 2020	MSI	—	81,488	81,488
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,332,366	May 2020	MSI	—	86,888	86,888
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,751,799	May 2020	MSI	—	71,835	71,835
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,321,513	May 2020	MSI	—	50,117	50,117
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,917,234	May 2020	MSI	—	25,115	25,115
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,670,466	May 2020	MSI	—	35,039	35,039
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,798,648	May 2020	MSI	—	23,572	23,572
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.13%	Monthly	USD	789,142	May 2020	MSI	—	27,283	27,283
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	6,593,375	May 2020	MSI	—	228,721	228,721
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	3,658,012	May 2020	MSI	—	126,886	126,886
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.64%	Monthly	USD	5,838,028	May 2020	MSI	—	202,505	202,505
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	6,831,479	May 2020	MSI	—	$237,229	$237,229
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.57%	Monthly	USD	2,460,912	May 2020	MSI	—	85,376	85,376
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	100,947	May 2020	MSI	—	3,507	3,507
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	910,003	May 2020	MSI	—	15,509	15,509
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,333,438	May 2020	MSI	—	117,727	117,727
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,155,757	May 2020	MSI	—	25,557	25,557
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	380,218	May 2020	MSI	—	8,387	8,387
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	907,053	May 2020	MSI	—	11,629	11,629
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	165,950	May 2020	MSI	$(83)	908	825
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	211,190	May 2020	MSI	(10)	1,155	1,145
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	262,663	May 2020	MSI	(13)	1,437	1,424
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	236,422	May 2020	MSI	(12)	1,292	1,280
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	69,372	May 2020	MSI	(19)	380	361
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.12%	Monthly	USD	366,383	May 2020	MSI	—	2,005	2,005
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	120,361	May 2020	MSI	—	659	659
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	59,298	May 2020	MSI	—	325	325
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	307,739	May 2020	MSI	—	11,508	11,508
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	1,418,949	May 2020	MSI	—	(19,310)	(19,310)
Pay	iShares U.S. Technology ETF	1-Month USD LIBOR - 3.75%	Monthly	USD	2,585,688	May 2020	MSI	—	15,206	15,206
Pay	iShares U.S. Technology ETF	1-Month USD LIBOR - 3.43%	Monthly	USD	91,174	May 2020	MSI	—	537	537
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	898,636	May 2020	MSI	—	40,094	40,094
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	838,727	May 2020	MSI	—	37,421	37,421
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	930,463	May 2020	MSI	—	41,514	41,514
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.50%	Monthly	USD	2,038,780	May 2020	MSI	—	90,974	90,974
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 2.58%	Monthly	USD	69,457	May 2020	MSI	—	2,201	2,201
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	600,274	May 2020	MSI	—	18,875	18,875
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.55%	Monthly	USD	46,111	May 2020	MSI	—	2,597	2,597
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.51%	Monthly	USD	630,185	May 2020	MSI	—	35,370	35,370
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	25,927	May 2020	MSI	—	528	528
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	66,951	May 2020	MSI	—	1,368	1,368
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 2.05%	Monthly	USD	13,701,644	May 2020	MSI	—	1,036,130	1,036,130
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	19,658	May 2020	MSI	—	758	758
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	50,656	May 2020	MSI	—	1,720	1,720
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	96,776	May 2020	MSI	—	3,290	3,290
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	213,587	May 2020	MSI	—	7,251	7,251
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,406,473	May 2020	MSI	—	392,075	392,075
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,202,770	May 2020	MSI	—	358,618	358,618
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	765,665	May 2020	MSI	—	124,740	124,740
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	747,490	May 2020	MSI	—	109,345	109,345
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,910,837	May 2020	MSI	—	103,844	103,844
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,272,904	May 2020	MSI	—	$9,380	$9,380
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	375,313	May 2020	MSI	—	17,195	17,195
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	196,561	May 2020	MSI	—	9,005	9,005
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,558,432	May 2020	MSI	—	71,399	71,399
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,745,875	May 2020	MSI	—	79,986	79,986
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,395,114	May 2020	MSI	—	63,921	63,921
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	969,176	May 2020	MSI	—	44,406	44,406
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	328,126	May 2020	MSI	—	17,198	17,198
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	2,845,266	May 2020	MSI	—	149,301	149,301
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	3,868	May 2020	MSI	—	156	156
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	7,736	May 2020	MSI	—	313	313
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	11,747	May 2020	MSI	—	474	474
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	1,022,054	May 2020	MSI	—	44,278	44,278
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,822,825	May 2020	MSI	—	65,854	65,854
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,982,296	May 2020	MSI	—	71,616	71,616
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	794,877	May 2020	MSI	—	28,717	28,717
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	414,786	May 2020	MSI	—	14,985	14,985
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,022,719	May 2020	MSI	—	36,948	36,948
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,285,344	May 2020	MSI	—	46,434	46,434
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,366,686	May 2020	MSI	—	85,497	85,497
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	844,682	May 2020	MSI	—	30,514	30,514
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	13,163,127	May 2020	MSI	—	475,522	475,522
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,259,677	May 2020	MSI	—	81,725	81,725
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,184,716	May 2020	MSI	—	42,727	42,727
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,258,835	May 2020	MSI	—	81,607	81,607
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	1,988,346	May 2020	MSI	—	61,481	61,481
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	312,652	May 2020	MSI	—	9,667	9,667
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	831,552	May 2020	MSI	—	25,712	25,712
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	100,372	May 2020	MSI	—	3,104	3,104
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	796,065	May 2020	MSI	—	24,615	24,615
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	891,810	May 2020	MSI	—	27,576	27,576
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	712,617	May 2020	MSI	—	22,907	22,907
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	495,066	May 2020	MSI	—	15,914	15,914
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.83%	Monthly	USD	105,525	May 2020	MSI	—	3,201	3,201
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	30,154	May 2020	MSI	—	326	326
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	23,627	May 2020	MSI	—	—	—
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,956,061	May 2020	MSI	—	—	—
Pay	MSCI U.S. Momentum Index	Fixed 0.50%	Monthly	USD	4,144,189	Jan 2021	MSI	$(210)	451	241
Pay	MSCI U.S. Momentum Index	Fixed 0.50%	Monthly	USD	2,620,855	Jan 2021	MSI	—	19	19
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AIB Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	152,951	May 2020	GSI	—	$(26,802)	$(26,802)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	GSI	—	(83,949)	(83,949)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,779	May 2020	GSI	—	(25,444)	(25,444)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,203	May 2020	GSI	—	139,334	139,334
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	476	May 2020	GSI	—	55,141	55,141
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	10,157	May 2020	GSI	—	(27,628)	(27,628)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	141,037	May 2020	GSI	—	(133,926)	(133,926)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,547	May 2020	GSI	—	(88,824)	(88,824)
Receive	Aramark	1-Month USD LIBOR + 0.20%	Monthly	USD	9,449	May 2020	GSI	—	(24,869)	(24,869)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	12,031	May 2020	GSI	—	(10,552)	(10,552)
Receive	Asics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	83,611	May 2020	GSI	—	(59,460)	(59,460)
Receive	Asics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,366	May 2020	GSI	—	(3,816)	(3,816)
Receive	Asics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,523	May 2020	GSI	—	(2,505)	(2,505)
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,280	May 2020	GSI	—	(1,320)	(1,320)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	GSI	—	(16,333)	(16,333)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	3,496	May 2020	GSI	—	(19,148)	(19,148)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	6,487	May 2020	GSI	—	(35,531)	(35,531)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	4,772	May 2020	GSI	—	(26,137)	(26,137)
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,885	May 2020	GSI	—	(22,982)	(22,982)
Receive	Banco Bilbao Vizcaya Argentaria SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	81,856	May 2020	GSI	—	(8,670)	(8,670)
Receive	Banco Bilbao Vizcaya Argentaria SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	58,344	May 2020	GSI	—	(6,179)	(6,179)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,179	May 2020	GSI	—	(63,880)	(63,880)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,053	May 2020	GSI	—	(30,407)	(30,407)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,060	May 2020	GSI	—	(14,548)	(14,548)
Receive	BNP Paribas SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	661	May 2020	GSI	—	(1,792)	(1,792)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,316	May 2020	GSI	—	(236,089)	(236,089)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	98,469	May 2020	GSI	—	(444,250)	(444,250)
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	35,997	May 2020	GSI	—	135,260	135,260
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	14,748	May 2020	GSI	—	55,409	55,409
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,306	May 2020	GSI	—	12,421	12,421
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	6,178	May 2020	GSI	—	23,212	23,212
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	4,970	May 2020	GSI	—	18,674	18,674
Receive	CaixaBank SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	181,183	May 2020	GSI	—	(31,749)	(31,749)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,573	May 2020	GSI	—	33,263	33,263
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	560	May 2020	GSI	—	5,213	5,213
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	303	May 2020	GSI	—	2,821	2,821
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	589	May 2020	GSI	—	5,483	5,483
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	539	May 2020	GSI	—	5,018	5,018
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,128	May 2020	GSI	—	19,813	19,813
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	163	May 2020	GSI	—	22	22
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	29,533	May 2020	GSI	—	75,006	75,006
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	22,576	May 2020	GSI	—	7,136	7,136
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	51,991	May 2020	GSI	—	16,433	16,433
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	24,810	May 2020	GSI	—	7,842	7,842
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	10,620	May 2020	GSI	—	3,357	3,357
Receive	Charles Schwab Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,286	May 2020	GSI	—	(123,597)	(123,597)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,222	May 2020	GSI	—	(27,402)	(27,402)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,671	May 2020	GSI	—	(12,009)	(12,009)
Receive	China Machinery Engineering Corp., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	GSI	—	(3,688)	(3,688)
Receive	China Machinery Engineering Corp., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	GSI	—	(12,848)	(12,848)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	$4,356	$4,356
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	411	May 2020	GSI	—	2,237	2,237
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	5,442	5,442
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,400	May 2020	GSI	—	7,619	7,619
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 1.20%	Monthly	USD	326,300	May 2020	GSI	—	(19,884)	(19,884)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	36,072	May 2020	GSI	—	(10,161)	(10,161)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,855	May 2020	GSI	—	4,426	4,426
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	26,655	May 2020	GSI	—	24,354	24,354
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,776	May 2020	GSI	—	(16,861)	(16,861)
Receive	DBS Group Holding, Ltd.	1-Month SGD SIBOR + 0.20%	Monthly	SGD	89,400	May 2020	GSI	—	(67,068)	(67,068)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,898	May 2020	GSI	—	(16,246)	(16,246)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,013	May 2020	GSI	—	(16,718)	(16,718)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,492	May 2020	GSI	—	(22,880)	(22,880)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,640	May 2020	GSI	—	(15,162)	(15,162)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,796	May 2020	GSI	—	(11,646)	(11,646)
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	203,817	May 2020	GSI	—	104,137	104,137
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	GSI	—	(447)	(447)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,029	May 2020	GSI	—	(211)	(211)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,500	May 2020	GSI	—	(513)	(513)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	(205)	(205)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,100	May 2020	GSI	—	(226)	(226)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,775	May 2020	GSI	—	(775)	(775)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,469	May 2020	GSI	—	(14,916)	(14,916)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,014	May 2020	GSI	—	(21,857)	(21,857)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	8,812	May 2020	GSI	—	(1,466)	(1,466)
Receive	Evolent Health, Inc. Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	82,506	May 2020	GSI	—	(71,398)	(71,398)
Receive	FedEx Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,726	May 2020	GSI	—	(126,084)	(126,084)
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	384,129	May 2020	GSI	—	(52,591)	(52,591)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,199	May 2020	GSI	—	(18,745)	(18,745)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,491	May 2020	GSI	—	(29,219)	(29,219)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	GSI	—	(170)	(170)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,187	May 2020	GSI	—	(199)	(199)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,740	May 2020	GSI	—	(292)	(292)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,651	May 2020	GSI	—	(364,785)	(364,785)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,788	May 2020	GSI	—	(116,296)	(116,296)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,729	May 2020	GSI	—	(102,062)	(102,062)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	GSI	—	(7,965)	(7,965)
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,377	May 2020	GSI	—	(27,334)	(27,334)
Receive	HANG HSP	1-Month HKD HIBOR - 0.30%	Monthly	HKD	522,378	May 2020	GSI	—	7,388	7,388
Receive	HANG HSP	1-Month HKD HIBOR - 0.30%	Monthly	HKD	36,248	May 2020	GSI	—	—	—
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	GSI	—	(1,817)	(1,817)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,317	May 2020	GSI	—	(2,129)	(2,129)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,931	May 2020	GSI	—	(3,122)	(3,122)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,803	May 2020	GSI	—	(12,035)	(12,035)
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	21,609	May 2020	GSI	—	(2,958)	(2,958)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,854	May 2020	GSI	—	749	749
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	874	May 2020	GSI	—	352	352
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,181	May 2020	GSI	—	878	878
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,094	May 2020	GSI	—	1,247	1,247
Receive	Inter RAO UES OJSC	1-Month USD LIBOR + 1.35%	Monthly	USD	8,129,222	May 2020	GSI	—	(49,129)	(49,129)
Receive	Inter RAO UES OJSC	1-Month USD LIBOR + 1.35%	Monthly	USD	2,413,877	May 2020	GSI	—	(17,723)	(17,723)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,169	May 2020	GSI	—	$(37,665)	$(37,665)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	GSI	—	(40,702)	(40,702)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,908	May 2020	GSI	—	(20,534)	(20,534)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,330	May 2020	GSI	—	(38,511)	(38,511)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,935	May 2020	GSI	—	(31,183)	(31,183)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,305	May 2020	GSI	—	(22,618)	(22,618)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,880	May 2020	GSI	—	(20,385)	(20,385)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,247	May 2020	GSI	—	(87,462)	(87,462)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,719	May 2020	GSI	—	(16,897)	(16,897)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,512	May 2020	GSI	—	(1,406)	(1,406)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,071	May 2020	GSI	—	(2,856)	(2,856)
Receive	Maeda Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	42,200	May 2020	GSI	—	(9,750)	(9,750)
Receive	mBank SA	1-Month PLN WIBOR + 0.70%	Monthly	PLN	165	May 2020	GSI	—	(509)	(509)
Receive	mBank SA	1-Month PLN WIBOR + 0.70%	Monthly	PLN	770	May 2020	GSI	—	(2,320)	(2,320)
Receive	mBank SA	1-Month PLN WIBOR + 0.70%	Monthly	PLN	1,084	May 2020	GSI	—	(3,266)	(3,266)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	31,900	May 2020	GSI	—	(4,304)	(4,304)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	162,000	May 2020	GSI	—	(21,856)	(21,856)
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	GSI	—	(19,071)	(19,071)
Receive	Nedbank Group, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	5,493	May 2020	GSI	—	(4,114)	(4,114)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,205	May 2020	GSI	—	(20,050)	(20,050)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	15,000	May 2020	GSI	—	(12,465)	(12,465)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	GSI	—	(930)	(930)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	677	May 2020	GSI	—	(1,089)	(1,089)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	993	May 2020	GSI	—	(1,598)	(1,598)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	10,386	May 2020	GSI	—	(16,713)	(16,713)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,325	May 2020	GSI	—	(24,829)	(24,829)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,530	May 2020	GSI	—	(112,116)	(112,116)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	GSI	—	(2,138)	(2,138)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,855	May 2020	GSI	—	(969)	(969)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,900	May 2020	GSI	—	(2,558)	(2,558)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,200	May 2020	GSI	—	(3,759)	(3,759)
Receive	OTP Bank PLC	1-Month HUF BUBOR + 0.80%	Monthly	HUF	16,044	May 2020	GSI	—	(9,661)	(9,661)
Receive	PacWest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,997	May 2020	GSI	—	(3,369)	(3,369)
Receive	PacWest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	4,193	May 2020	GSI	—	(7,074)	(7,074)
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,311	May 2020	GSI	—	(3,971)	(3,971)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	GSI	—	(110,918)	(110,918)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,785	May 2020	GSI	—	(4,718)	(4,718)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	11,920	May 2020	GSI	—	(9,970)	(9,970)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,995	May 2020	GSI	—	(23,380)	(23,380)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,900	May 2020	GSI	—	(15,709)	(15,709)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	70,200	May 2020	GSI	—	(6,164)	(6,164)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	89	May 2020	GSI	—	(53)	(53)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,552	May 2020	GSI	—	(9,858)	(9,858)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,794	May 2020	GSI	—	(11,788)	(11,788)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,163	May 2020	GSI	—	(1,884)	(1,884)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,659	May 2020	GSI	—	(20,047)	(20,047)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,870	May 2020	GSI	—	(7,666)	(7,666)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,464	May 2020	GSI	—	(3,850)	(3,850)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,345	May 2020	GSI	—	(6,159)	(6,159)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,983	May 2020	GSI	—	(8,921)	(8,921)
Receive	Ryanair Holdings PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	3,200	May 2020	GSI	—	(14,183)	(14,183)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	3,337	May 2020	GSI	—	$(12,805)	$(12,805)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	4,910	May 2020	GSI	—	(18,841)	(18,841)
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	3,213	May 2020	GSI	—	(18,247)	(18,247)
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	2,566	May 2020	GSI	—	(14,571)	(14,571)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	50,556	May 2020	GSI	—	(42,409)	(42,409)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	7,330	May 2020	GSI	—	(6,140)	(6,140)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	36,645	May 2020	GSI	—	(30,706)	(30,706)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	36,644	May 2020	GSI	—	(30,656)	(30,656)
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	857	May 2020	GSI	—	(6,619)	(6,619)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,686	May 2020	GSI	—	5,318	5,318
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	13,090	May 2020	GSI	—	8,950	8,950
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	6,385	May 2020	GSI	—	2,934	2,934
Receive	State Street Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	270	May 2020	GSI	—	(1,544)	(1,544)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	10,209	May 2020	GSI	—	(6,122)	(6,122)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	24,581	May 2020	GSI	—	(14,738)	(14,738)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	18,749	May 2020	GSI	—	(11,243)	(11,243)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	12,338	May 2020	GSI	—	(7,398)	(7,398)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,418	May 2020	GSI	—	(28,666)	(28,666)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,811	May 2020	GSI	—	(48,287)	(48,287)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,905	May 2020	GSI	—	(39,792)	(39,792)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,770	May 2020	GSI	—	(21,315)	(21,315)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	GSI	—	(775)	(775)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	205	May 2020	GSI	—	(398)	(398)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	500	May 2020	GSI	—	(970)	(970)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	(1,551)	(1,551)
Receive	TCF Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,288	May 2020	GSI	—	(28,065)	(28,065)
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	2,718	May 2020	GSI	—	(166)	(166)
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	305	May 2020	GSI	—	(20)	(20)
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,013	May 2020	GSI	—	(6,015)	(6,015)
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,484	May 2020	GSI	—	(14,942)	(14,942)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,547	May 2020	GSI	—	5,923	5,923
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,500	May 2020	GSI	—	2,887	2,887
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,249	May 2020	GSI	—	1,443	1,443
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,796	May 2020	GSI	—	1,594	1,594
Receive	Tourmaline Oil Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	39,740	May 2020	GSI	—	(42,311)	(42,311)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	GSI	—	(20,254)	(20,254)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,902	May 2020	GSI	—	(9,262)	(9,262)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	GSI	—	1,734	1,734
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	678	May 2020	GSI	—	2,030	2,030
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	995	May 2020	GSI	—	2,979	2,979
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,959	May 2020	GSI	—	5,866	5,866
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	7,191	May 2020	GSI	—	21,533	21,533
Receive	Under Armour, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	4,036	May 2020	GSI	—	(559)	(559)
Receive	Unicaja Banco SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	247,271	May 2020	GSI	—	(1,783)	(1,783)
Receive	Unicaja Banco SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	39,344	May 2020	GSI	—	(284)	(284)
Receive	Unicaja Banco SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	203,436	May 2020	GSI	—	(1,467)	(1,467)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,114	May 2020	GSI	—	(4,217)	(4,217)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,226	May 2020	GSI	—	(12,207)	(12,207)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,718	May 2020	GSI	—	(14,068)	(14,068)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,473	May 2020	GSI	—	(9,362)	(9,362)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,322	May 2020	GSI	—	(12,576)	(12,576)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	474	May 2020	GSI	—	$(1,794)	$(1,794)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	771	May 2020	GSI	—	(2,919)	(2,919)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	691	May 2020	GSI	—	(2,616)	(2,616)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	GSI	—	(3,119)	(3,119)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	751	May 2020	GSI	—	(2,843)	(2,843)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	875	May 2020	GSI	—	(3,312)	(3,312)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	8,469	May 2020	GSI	—	(16,318)	(16,318)
Receive	Wix.com, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	958	May 2020	GSI	—	(1,952)	(1,952)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,832	May 2020	GSI	—	8,563	8,563
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	45,806	May 2020	GSI	—	(86,362)	(86,362)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	4,975	May 2020	GSI	—	(22,056)	(22,056)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	11,138	May 2020	JPM	—	7,261	7,261
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,002	May 2020	JPM	—	(32,457)	(32,457)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,516	May 2020	JPM	—	(30,097)	(30,097)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,346	May 2020	JPM	—	(15,011)	(15,011)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,808	May 2020	JPM	—	(14,232)	(14,232)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPM	—	(14,671)	(14,671)
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,441	May 2020	JPM	—	1,686	1,686
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,585	May 2020	JPM	—	2,783	2,783
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	861	May 2020	JPM	—	(3,163)	(3,163)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	9,219	May 2020	JPM	—	(95,180)	(95,180)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	3,177	May 2020	JPM	—	(32,792)	(32,792)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,063	May 2020	JPM	—	(21,298)	(21,298)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,496	May 2020	JPM	—	(11,273)	(11,273)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,806	May 2020	JPM	—	59,886	59,886
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	1,859	May 2020	JPM	—	70,929	70,929
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,261	May 2020	JPM	—	233,612	233,612
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,120	May 2020	JPM	—	8,766	8,766
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,924	May 2020	JPM	—	30,712	30,712
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	24,101	May 2020	JPM	—	136,240	136,240
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPM	—	(4,206)	(4,206)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,612	May 2020	JPM	—	4,676	4,676
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	804	May 2020	JPM	—	2,332	2,332
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,617	May 2020	JPM	—	(3,725)	(3,725)
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	22,677	May 2020	JPM	$(5)	(52,242)	(52,247)
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,569	May 2020	JPM	—	(357,732)	(357,732)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPM	—	(1,230)	(1,230)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	12,579	May 2020	JPM	—	(3,086)	(3,086)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,041	May 2020	JPM	—	(1,978)	(1,978)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,319	May 2020	JPM	—	(117,992)	(117,992)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,270	May 2020	JPM	—	(471,755)	(471,755)
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,179	May 2020	JPM	—	38,842	38,842
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,468	May 2020	JPM	—	41,705	41,705
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,059	May 2020	JPM	—	84,388	84,388
Receive	Aramark	1-Month USD LIBOR + 0.20%	Monthly	USD	19,023	May 2020	JPM	—	(30,071)	(30,071)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642	May 2020	JPM	—	130	130
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,828	May 2020	JPM	—	2,053	2,053
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	11,994	May 2020	JPM	—	5,100	5,100
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,652	May 2020	JPM	—	6,654	6,654
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	4,140	May 2020	JPM	—	(63,457)	(63,457)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPM	—	(13,751)	(13,751)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Atlassian Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,986	May 2020	JPM	—	$267,715	$267,715
Receive	Bandwidth, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,455	May 2020	JPM	—	15,348	15,348
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,656	May 2020	JPM	—	(30,270)	(30,270)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51	May 2020	JPM	—	195	195
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,130	May 2020	JPM	—	(9,361)	(9,361)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,692	May 2020	JPM	—	9,738	9,738
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	3,469	May 2020	JPM	—	5,043	5,043
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,864	May 2020	JPM	—	(64,032)	(64,032)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,663	May 2020	JPM	—	(148,969)	(148,969)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,042	May 2020	JPM	—	(90,345)	(90,345)
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,017	May 2020	JPM	—	(47,955)	(47,955)
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,705	May 2020	JPM	—	(35,660)	(35,660)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,644	May 2020	JPM	—	(99,949)	(99,949)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,293	May 2020	JPM	—	(23,764)	(23,764)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,094	May 2020	JPM	—	(42,430)	(42,430)
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	572,646	May 2020	JPM	—	105,821	105,821
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,179	May 2020	JPM	—	247,350	247,350
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,710	May 2020	JPM	—	17,444	17,444
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,505	May 2020	JPM	—	48,454	48,454
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	23,894	May 2020	JPM	—	(1,693)	(1,693)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	21,400	May 2020	JPM	—	(1,516)	(1,516)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	16,591	May 2020	JPM	—	(1,176)	(1,176)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	19,694	May 2020	JPM	—	(1,396)	(1,396)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	59,082	May 2020	JPM	—	(4,187)	(4,187)
Receive	Corning, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,897	May 2020	JPM	—	(129,908)	(129,908)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	113,168	May 2020	JPM	—	(25,604)	(25,604)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,164	May 2020	JPM	—	(17,736)	(17,736)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	457	May 2020	JPM	—	3,665	3,665
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,233	May 2020	JPM	—	25,928	25,928
Receive	Establishment Labs Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,251	May 2020	JPM	—	—	—
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,978	May 2020	JPM	—	(2,679)	(2,679)
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499	May 2020	JPM	—	10,009	10,009
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,383	May 2020	JPM	—	78,347	78,347
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,330	May 2020	JPM	—	(113,236)	(113,236)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPM	—	(16,001)	(16,001)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,302	May 2020	JPM	—	(14,232)	(14,232)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,794	May 2020	JPM	—	24,413	24,413
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,280	May 2020	JPM	—	32,860	32,860
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,028	May 2020	JPM	—	42,380	42,380
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,120	May 2020	JPM	—	—	—
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,268	May 2020	JPM	—	(942)	(942)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPM	—	(8,739)	(8,739)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPM	—	(3,271)	(3,271)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPM	—	(1,895)	(1,895)
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,339	May 2020	JPM	—	(22,337)	(22,337)
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,612	May 2020	JPM	—	(57,472)	(57,472)
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,562	May 2020	JPM	—	(17,403)	(17,403)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	335	May 2020	JPM	—	6,861	6,861
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,016	May 2020	JPM	—	(11,618)	(11,618)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,420	May 2020	JPM	—	$(9,954)	$(9,954)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	460	May 2020	JPM	—	(1,011)	(1,011)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,202	May 2020	JPM	—	(4,840)	(4,840)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,808	May 2020	JPM	—	(19,358)	(19,358)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	30,696	May 2020	JPM	—	(67,463)	(67,463)
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,343	May 2020	JPM	—	(27,735)	(27,735)
Receive	HANG HSP	1-Month HKD HIBOR - 0.37%	Monthly	HKD	39,464	May 2020	JPM	—	480	480
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,956	May 2020	JPM	—	(118,222)	(118,222)
Receive	Heron Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,550	May 2020	JPM	—	(11,038)	(11,038)
Receive	Hill-Rom Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,400	May 2020	JPM	—	(60,260)	(60,260)
Receive	Home BancShares, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,357	May 2020	JPM	—	(5,376)	(5,376)
Receive	Home BancShares, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,163	May 2020	JPM	—	(3,057)	(3,057)
Receive	Home BancShares, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,608	May 2020	JPM	—	(7,719)	(7,719)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,852	May 2020	JPM	—	(307,429)	(307,429)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	647	May 2020	JPM	—	(1,230)	(1,230)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,950	May 2020	JPM	—	(65,301)	(65,301)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,017	May 2020	JPM	—	(13,178)	(13,178)
Receive	Ingersoll-Rand PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	9,873	May 2020	JPM	—	10,562	10,562
Receive	Ingersoll-Rand PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	3,821	May 2020	JPM	—	4,102	4,102
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,671	May 2020	JPM	—	(81)	(81)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	69,400	May 2020	JPM	—	(18,509)	(18,509)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	60,189	May 2020	JPM	—	(16,032)	(16,032)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	66,611	May 2020	JPM	—	(17,745)	(17,745)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	66,400	May 2020	JPM	—	(17,908)	(17,908)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	78,897	May 2020	JPM	—	(13,247)	(13,247)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	12,800	May 2020	JPM	—	—	—
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,161	May 2020	JPM	—	(39,661)	(39,661)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	526	May 2020	JPM	—	(5,018)	(5,018)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	530	May 2020	JPM	—	(5,057)	(5,057)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	530	May 2020	JPM	—	(5,056)	(5,056)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,860	May 2020	JPM	—	(36,789)	(36,789)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,056	May 2020	JPM	—	(19,597)	(19,597)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,906	May 2020	JPM	—	(1,814)	(1,814)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,641	May 2020	JPM	—	(58)	(58)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,131	May 2020	JPM	—	(27)	(27)
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,959	May 2020	JPM	—	(38,240)	(38,240)
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,711	May 2020	JPM	—	(79,754)	(79,754)
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,889	May 2020	JPM	—	(20,839)	(20,839)
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,614	May 2020	JPM	—	(19,667)	(19,667)
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,845	May 2020	JPM	—	(16,385)	(16,385)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,888	May 2020	JPM	—	(14,215)	(14,215)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,988	May 2020	JPM	—	(9,785)	(9,785)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPM	—	(9,775)	(9,775)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,974	May 2020	JPM	—	(19,560)	(19,560)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,475	May 2020	JPM	—	(22,025)	(22,025)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	530	May 2020	JPM	—	(2,609)	(2,609)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,945	May 2020	JPM	—	(19,419)	(19,419)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,362	May 2020	JPM	—	(21,488)	(21,488)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,970	May 2020	JPM	—	(19,539)	(19,539)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,709	May 2020	JPM	—	(11,170)	(11,170)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,864	May 2020	JPM	—	(15,936)	(15,936)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,851	May 2020	JPM	—	$(14,569)	$(14,569)
Receive	mBank SA	1-Month PLN WIBOR + 0.75%	Monthly	PLN	747	May 2020	JPM	—	(4,045)	(4,045)
Receive	mBank SA	1-Month PLN WIBOR + 0.75%	Monthly	PLN	550	May 2020	JPM	—	(2,650)	(2,650)
Receive	mBank SA	1-Month PLN WIBOR + 0.75%	Monthly	PLN	918	May 2020	JPM	—	(7,102)	(7,102)
Receive	mBank SA	1-Month PLN WIBOR + 0.75%	Monthly	PLN	745	May 2020	JPM	—	(4,209)	(4,209)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	114,000	May 2020	JPM	$(17)	(152,246)	(152,263)
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	8,786	May 2020	JPM	—	3,554	3,554
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	5,450	May 2020	JPM	—	(22,603)	(22,603)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39	May 2020	JPM	—	(109)	(109)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,608	May 2020	JPM	—	(65,869)	(65,869)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,394	May 2020	JPM	—	(37,907)	(37,907)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,014	May 2020	JPM	—	(14,758)	(14,758)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,150	May 2020	JPM	—	21,427	21,427
Receive	Mondelez International, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	58,643	May 2020	JPM	—	185,395	185,395
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	313	May 2020	JPM	—	164	164
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,439	May 2020	JPM	—	(54,429)	(54,429)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,900	May 2020	JPM	—	(10,087)	(10,087)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	48,800	May 2020	JPM	—	3,557	3,557
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,138	May 2020	JPM	—	14,849	14,849
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	44,662	May 2020	JPM	—	46,912	46,912
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,615	May 2020	JPM	—	123,757	123,757
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,097	May 2020	JPM	—	(4,216)	(4,216)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,104	May 2020	JPM	—	(48,665)	(48,665)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,619	May 2020	JPM	—	(16,124)	(16,124)
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,255	May 2020	JPM	—	11,413	11,413
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,630	May 2020	JPM	—	(66,945)	(66,945)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,373	May 2020	JPM	—	(66,510)	(66,510)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,781	May 2020	JPM	—	(18,212)	(18,212)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,779	May 2020	JPM	—	(18,208)	(18,208)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,485	May 2020	JPM	—	(37,983)	(37,983)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,855	May 2020	JPM	—	(41,129)	(41,129)
Receive	Qiagen NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	57,500	May 2020	JPM	—	29,334	29,334
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,748	May 2020	JPM	—	(16,791)	(16,791)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,314	May 2020	JPM	—	(131)	(131)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,278	May 2020	JPM	—	(193)	(193)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,749	May 2020	JPM	—	(3,629)	(3,629)
Receive	Redwood Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,688	May 2020	JPM	—	7,286	7,286
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,768	May 2020	JPM	—	(247)	(247)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	44,947	May 2020	JPM	—	(6,246)	(6,246)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,993	May 2020	JPM	—	(4,863)	(4,863)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,239	May 2020	JPM	—	14,038	14,038
Receive	Rigel Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	206,740	May 2020	JPM	—	32,529	32,529
Receive	Sinopharm Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	0	May 2020	JPM	—	—	—
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,626	May 2020	JPM	—	2,192	2,192
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	6,287	May 2020	JPM	—	(98,259)	(98,259)
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	600	May 2020	JPM	—	(9,373)	(9,373)
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	2,469	May 2020	JPM	—	(25,287)	(25,287)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	12,792	May 2020	JPM	—	67,626	67,626
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	285	May 2020	JPM	—	(184)	(184)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	30,784	May 2020	JPM	—	(19,890)	(19,890)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	21,467	May 2020	JPM	—	$(13,867)	$(13,867)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	56,316	May 2020	JPM	—	(36,381)	(36,381)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,734	May 2020	JPM	—	18,223	18,223
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	14,527	May 2020	JPM	—	34,401	34,401
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,048	May 2020	JPM	—	19,052	19,052
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	19,247	May 2020	JPM	—	(22,798)	(22,798)
Receive	SVMK, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,327	May 2020	JPM	—	(14,944)	(14,944)
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,993	May 2020	JPM	—	178,367	178,367
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	22,201	May 2020	JPM	—	49,345	49,345
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	884	May 2020	JPM	—	(1,894)	(1,894)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,684	May 2020	JPM	—	(35,750)	(35,750)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	2,672	May 2020	JPM	—	3,512	3,512
Receive	The Blackstone Group, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,790	May 2020	JPM	—	14,227	14,227
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,259	May 2020	JPM	—	(56,819)	(56,819)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,528	May 2020	JPM	—	(105,896)	(105,896)
Receive	T-Mobile U.S., Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,263	May 2020	JPM	—	1,483	1,483
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,285	May 2020	JPM	—	(3,976)	(3,976)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	761	May 2020	JPM	—	(1,324)	(1,324)
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	32,590	May 2020	JPM	—	106,183	106,183
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,166	May 2020	JPM	—	234	234
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	18,735	May 2020	JPM	—	(5,356)	(5,356)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,417	May 2020	JPM	—	(977)	(977)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	410	May 2020	JPM	—	(117)	(117)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,631	May 2020	JPM	—	(2,467)	(2,467)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	7,030	May 2020	JPM	—	(3,787)	(3,787)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	9,551	May 2020	JPM	—	(5,146)	(5,146)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	2,657	May 2020	JPM	—	(1,455)	(1,455)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	6,966	May 2020	JPM	—	(3,815)	(3,815)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,950	May 2020	JPM	—	(2,163)	(2,163)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	2,297	May 2020	JPM	—	(1,258)	(1,258)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	6,031	May 2020	JPM	—	(3,303)	(3,303)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	4,812	May 2020	JPM	—	(2,635)	(2,635)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,519	May 2020	JPM	—	(1,927)	(1,927)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,877	May 2020	JPM	—	(2,123)	(2,123)
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	19,610	May 2020	JPM	—	(10,740)	(10,740)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,767	May 2020	JPM	—	(151,218)	(151,218)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,610	May 2020	JPM	—	(50,815)	(50,815)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,330	May 2020	JPM	—	(9,026)	(9,026)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,862	May 2020	JPM	—	32,458	32,458
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,200	May 2020	JPM	—	3,281	3,281
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,755	May 2020	JPM	—	13,153	13,153
Receive	Vietnam Prosperity JSC Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	2,210	May 2020	JPM	—	232	232
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	100,000	May 2020	JPM	—	(6,560)	(6,560)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	50,000	May 2020	JPM	—	(3,280)	(3,280)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	20,000	May 2020	JPM	—	(1,328)	(1,328)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	190,950	May 2020	JPM	—	(12,532)	(12,532)
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,578	May 2020	JPM	—	795	795
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,314	May 2020	JPM	—	$(16,250)	$(16,250)
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,593	May 2020	JPM	—	(19,032)	(19,032)
Receive	Webster Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,105	May 2020	JPM	—	(55,110)	(55,110)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPM	—	(2,842)	(2,842)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	14,992	May 2020	JPM	—	(24,916)	(24,916)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,890	May 2020	JPM	—	36,497	36,497
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,925	May 2020	JPM	—	10,078	10,078
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,847	May 2020	JPM	—	20,148	20,148
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,923	May 2020	JPM	—	10,073	10,073
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,415	May 2020	JPM	—	25,448	25,448
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,509	May 2020	JPM	—	4,154	4,154
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,533	May 2020	JPM	—	40,159	40,159
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	294	May 2020	JPM	—	488	488
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,176	May 2020	JPM	—	1,950	1,950
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,638	May 2020	JPM	—	24,448	24,448
Receive	WPX Energy, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,164	May 2020	JPM	—	(42,684)	(42,684)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,298	May 2020	JPM	—	15,442	15,442
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	582	May 2020	JPM	—	3,189	3,189
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,177	May 2020	JPM	—	89,231	89,231
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	MSI	—	(9,504)	(9,504)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	34,817	May 2020	MSI	—	(170,099)	(170,099)
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,016	May 2020	MSI	—	(142,412)	(142,412)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	MSI	—	(3,199)	(3,199)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	337	May 2020	MSI	—	(1,464)	(1,464)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,292	May 2020	MSI	—	(5,618)	(5,618)
Receive	Alcoa Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	752	May 2020	MSI	—	(4,917)	(4,917)
Receive	Alcoa Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,208	May 2020	MSI	—	(232,389)	(232,389)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	421	May 2020	MSI	—	(8,085)	(8,085)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	36,649	May 2020	MSI	—	(39,314)	(39,314)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,648	May 2020	MSI	—	(8,988)	(8,988)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,320	May 2020	MSI	—	(14,664)	(14,664)
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	686	May 2020	MSI	—	(46)	(46)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,652	May 2020	MSI	—	(43,325)	(43,325)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	MSI	—	(18,655)	(18,655)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	111	May 2020	MSI	—	(4,056)	(4,056)
Receive	ARC Resources, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	226,642	May 2020	MSI	—	(114,234)	(114,234)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	MSI	—	252	252
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	251	May 2020	MSI	—	118	118
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	969	May 2020	MSI	—	449	449
Receive	ASM International NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	3,213	May 2020	MSI	—	(24,409)	(24,409)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	8,238	May 2020	MSI	—	(11,050)	(11,050)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	30,762	May 2020	MSI	—	(39,261)	(39,261)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	14,236	May 2020	MSI	—	(18,177)	(18,177)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	18,113	May 2020	MSI	—	(23,126)	(23,126)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	14,851	May 2020	MSI	—	(18,971)	(18,971)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	4,432	May 2020	MSI	—	(77,256)	(77,256)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	42,644	May 2020	MSI	—	(87,559)	(87,559)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	MSI	—	(34,578)	(34,578)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,367	May 2020	MSI	—	(7,502)	(7,502)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	19,846	May 2020	MSI	—	(108,921)	(108,921)
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	10,070	May 2020	MSI	—	(1,117)	(1,117)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	4,401	May 2020	MSI	—	$(488)	$(488)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	73,436	May 2020	MSI	—	(79,707)	(79,707)
Receive	Bank Mandiri Persero Tbk PT	1-Month USD LIBOR + 0.75%	Monthly	USD	947,500	May 2020	MSI	—	(7,087)	(7,087)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	14,335	May 2020	MSI	—	(26,774)	(26,774)
Receive	Barrick Gold Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	85,854	May 2020	MSI	—	52,020	52,020
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	20,423	May 2020	MSI	—	(11,818)	(11,818)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	MSI	—	(2,743)	(2,743)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	1,593	May 2020	MSI	—	(919)	(919)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	7,311	May 2020	MSI	—	(4,216)	(4,216)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	7,968	May 2020	MSI	—	12,814	12,814
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	1,213	May 2020	MSI	—	1,951	1,951
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	6,870	May 2020	MSI	—	11,048	11,048
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	8,182	May 2020	MSI	—	13,158	13,158
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	8,121	May 2020	MSI	—	13,060	13,060
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,210	May 2020	MSI	—	(12,712)	(12,712)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,957	May 2020	MSI	—	(269,395)	(269,395)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	MSI	—	(118,061)	(118,061)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	10,253	May 2020	MSI	—	31,833	31,833
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,204	May 2020	MSI	—	—	—
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,623	May 2020	MSI	—	(842)	(842)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,623	May 2020	MSI	—	(6,558)	(6,558)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,948	May 2020	MSI	—	(7,322)	(7,322)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	925	May 2020	MSI	—	(1,665)	(1,665)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,905	May 2020	MSI	—	(9,280)	(9,280)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,086	May 2020	MSI	—	(5,049)	(5,049)
Receive	China National Accord Medicines Corp. Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	22,058	May 2020	MSI	—	36	36
Receive	China National Accord Medicines Corp. Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	16,122	May 2020	MSI	—	26	26
Receive	China National Accord Medicines Corp. Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	6,899	May 2020	MSI	—	(6)	(6)
Receive	China Tower Corp., Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,906,000	May 2020	MSI	—	(60,503)	(60,503)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	58,450	May 2020	MSI	—	(4,048)	(4,048)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	95,024	May 2020	MSI	—	(6,582)	(6,582)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	26,100	May 2020	MSI	—	(1,808)	(1,808)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	35,165	May 2020	MSI	—	(2,436)	(2,436)
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,197	May 2020	MSI	—	(21,104)	(21,104)
Receive	Coherent, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,566	May 2020	MSI	—	(71,903)	(71,903)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	74	May 2020	MSI	—	253	253
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	9,981	May 2020	MSI	—	(3,830)	(3,830)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	105,222	May 2020	MSI	—	(40,377)	(40,377)
Receive	Dialog Semiconductor PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	548,915	May 2020	MSI	—	70,845	70,845
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,421	May 2020	MSI	—	(13,175)	(13,175)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	MSI	—	(16,201)	(16,201)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,700	May 2020	MSI	—	(46,289)	(46,289)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,688	May 2020	MSI	—	2,757	2,757
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	815	May 2020	MSI	—	836	836
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	207	May 2020	MSI	—	212	212
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	703	May 2020	MSI	—	721	721
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	521	May 2020	MSI	—	534	534
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	309	May 2020	MSI	—	317	317
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	428	428
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	487	May 2020	MSI	—	$499	$499
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	428	428
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,145	May 2020	MSI	—	(4,959)	(4,959)
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,936	May 2020	MSI	—	(16)	(16)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	1,451,603	May 2020	MSI	$(1)	(22,969)	(22,970)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	338,600	May 2020	MSI	—	(5,266)	(5,266)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	507,500	May 2020	MSI	—	(7,892)	(7,892)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	3,541	May 2020	MSI	—	(1,806)	(1,806)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	9,737	May 2020	MSI	—	(4,967)	(4,967)
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,316	May 2020	MSI	—	1,300	1,300
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	625	May 2020	MSI	—	(583)	(583)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,283	May 2020	MSI	—	240,668	240,668
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,216	May 2020	MSI	—	14,441	14,441
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,964	May 2020	MSI	—	35,388	35,388
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,330	May 2020	MSI	—	(3,083)	(3,083)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,816	May 2020	MSI	—	(1,038)	(1,038)
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,300	May 2020	MSI	—	467	467
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,670	May 2020	MSI	—	(31,068)	(31,068)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,248	May 2020	MSI	—	(28,755)	(28,755)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,603	May 2020	MSI	—	(8,783)	(8,783)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	464	May 2020	MSI	—	(9)	(9)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	22,912	May 2020	MSI	—	(431)	(431)
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,550	May 2020	MSI	—	(43,305)	(43,305)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,831	May 2020	MSI	—	4,320	4,320
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	352,612	May 2020	MSI	—	(23,287)	(23,287)
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	182,062	May 2020	MSI	—	(12,023)	(12,023)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,019	May 2020	MSI	—	(1,818)	(1,818)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	(2,917)	(2,917)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	(2,917)	(2,917)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	MSI	—	(1,779)	(1,779)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,594	May 2020	MSI	—	(1,562)	(1,562)
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	757	May 2020	MSI	—	6,056	6,056
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,640	May 2020	MSI	—	45,120	45,120
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	515	May 2020	MSI	—	(979)	(979)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	MSI	—	(2,088)	(2,088)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	253	May 2020	MSI	—	(951)	(951)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	970	May 2020	MSI	—	(3,650)	(3,650)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	5,830	May 2020	MSI	—	(18,185)	(18,185)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,311	May 2020	MSI	—	42,984	42,984
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,701	May 2020	MSI	—	(16,530)	(16,530)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	188,017	May 2020	MSI	—	(6,509)	(6,509)
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	40,229	May 2020	MSI	—	(183,715)	(183,715)
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	19,091	May 2020	MSI	—	(87,206)	(87,206)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	5,533	May 2020	MSI	—	(20,294)	(20,294)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	MSI	—	(6,910)	(6,910)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	MSI	—	(15,980)	(15,980)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	MSI	—	(9,169)	(9,169)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	MSI	—	(8,318)	(8,318)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	MSI	—	(4,518)	(4,518)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	(7,335)	(7,335)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	MSI	—	$(11,003)	$(11,003)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	MSI	—	(14,670)	(14,670)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	MSI	—	(3,668)	(3,668)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	(7,335)	(7,335)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	MSI	—	(25,673)	(25,673)
Receive	L3Harris Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,434	May 2020	MSI	—	11,476	11,476
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,576	May 2020	MSI	—	(15,614)	(15,614)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,787	May 2020	MSI	—	(7,805)	(7,805)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,787	May 2020	MSI	—	(7,806)	(7,806)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,973	May 2020	MSI	—	(14,377)	(14,377)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	515	May 2020	MSI	—	(1,062)	(1,062)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,936	May 2020	MSI	—	(18,423)	(18,423)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,937	May 2020	MSI	—	(19,138)	(19,138)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,992	May 2020	MSI	—	(6,985)	(6,985)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,944	May 2020	MSI	—	(12,151)	(12,151)
Receive	LifeTech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	31,770	May 2020	MSI	—	176	176
Receive	LifeTech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	74,400	May 2020	MSI	—	600	600
Receive	LifeTech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	46,292	May 2020	MSI	—	—	—
Receive	Livent Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,527	May 2020	MSI	—	43,439	43,439
Receive	Livent Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,007	May 2020	MSI	—	14,371	14,371
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,644	May 2020	MSI	—	(15,020)	(15,020)
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,678	May 2020	MSI	—	(28,073)	(28,073)
Receive	London Stock Exchange Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	4,966	May 2020	MSI	—	12,268	12,268
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,638	May 2020	MSI	—	(45,591)	(45,591)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	594	May 2020	MSI	—	(2,328)	(2,328)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,373	May 2020	MSI	—	(3,708)	(3,708)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,647	May 2020	MSI	—	(34,156)	(34,156)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,781	May 2020	MSI	—	(26,417)	(26,417)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,409	May 2020	MSI	—	(52,419)	(52,419)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,814	May 2020	MSI	—	(67,030)	(67,030)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,138	May 2020	MSI	—	(38,185)	(38,185)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,787	May 2020	MSI	—	(15,630)	(15,630)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,053	May 2020	MSI	—	(13,647)	(13,647)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,616	May 2020	MSI	—	(15,168)	(15,168)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,788	May 2020	MSI	—	(31,837)	(31,837)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,492	May 2020	MSI	—	(14,836)	(14,836)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,847	May 2020	MSI	—	(23,897)	(23,897)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,624	May 2020	MSI	—	(20,592)	(20,592)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,403	May 2020	MSI	—	(241,468)	(241,468)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	8,859	May 2020	MSI	—	12,316	12,316
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	1,900	May 2020	MSI	—	2,734	2,734
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	6,628	May 2020	MSI	—	(49,445)	(49,445)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	42,512	May 2020	MSI	—	(48,890)	(48,890)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	89,374	May 2020	MSI	—	(11,848)	(11,848)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	MSI	—	(1,723)	(1,723)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	MSI	—	(1,895)	(1,895)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,746	May 2020	MSI	—	(77,358)	(77,358)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,865	May 2020	MSI	—	(24,570)	(24,570)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	314	May 2020	MSI	—	(5,057)	(5,057)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	MSI	—	(74,617)	(74,617)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	MSI	—	172	172
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	842	May 2020	MSI	—	$84	$84
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,131	May 2020	MSI	—	303	303
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	3,891	May 2020	MSI	—	(2,520)	(2,520)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	172	May 2020	MSI	—	(1,395)	(1,395)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,204	May 2020	MSI	—	(16,607)	(16,607)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,516	May 2020	MSI	—	(31,377)	(31,377)
Receive	Nexi SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	38,288	May 2020	MSI	—	8,323	8,323
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	18,526	May 2020	MSI	—	843	843
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	10,397	May 2020	MSI	—	(648)	(648)
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	12,956	May 2020	MSI	—	(2,404)	(2,404)
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	21,915	May 2020	MSI	—	2,248	2,248
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	8,664	May 2020	MSI	—	—	—
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	4,205	May 2020	MSI	—	(3,005)	(3,005)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,563	May 2020	MSI	—	(3,976)	(3,976)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,682	May 2020	MSI	—	(4,061)	(4,061)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	265	May 2020	MSI	—	(138)	(138)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	20,905	May 2020	MSI	—	(10,852)	(10,852)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,642	May 2020	MSI	—	(34,882)	(34,882)
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	31,384	May 2020	MSI	—	19,216	19,216
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	74,200	May 2020	MSI	—	(20,737)	(20,737)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,812	May 2020	MSI	—	(4,055)	(4,055)
Receive	Peloton Interactive, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	38,072	May 2020	MSI	—	56,147	56,147
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,429	May 2020	MSI	—	(26,808)	(26,808)
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	16,633	May 2020	MSI	—	28,253	28,253
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,351	May 2020	MSI	—	(7,116)	(7,116)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	408	May 2020	MSI	—	(866)	(866)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	197	May 2020	MSI	—	(418)	(418)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,856	May 2020	MSI	—	(19,547)	(19,547)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	31,440	May 2020	MSI	—	(96,639)	(96,639)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	MSI	—	(11,069)	(11,069)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	627	May 2020	MSI	—	(1,925)	(1,925)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	2,385	May 2020	MSI	—	(7,327)	(7,327)
Receive	Provident Financial PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	130,053	May 2020	MSI	—	4,005	4,005
Receive	Prudential PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	MSI	—	(25,098)	(25,098)
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,486	May 2020	MSI	—	(21,078)	(21,078)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,108	May 2020	MSI	—	(49,137)	(49,137)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	MSI	—	(25,223)	(25,223)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	MSI	—	(28,959)	(28,959)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	MSI	—	(15,447)	(15,447)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	MSI	—	(9,658)	(9,658)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	MSI	—	(21,601)	(21,601)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	MSI	—	(5,176)	(5,176)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	683	May 2020	MSI	—	(2,366)	(2,366)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,579	May 2020	MSI	—	(8,941)	(8,941)
Receive	Realtek Semiconductor Corp.	1-Month USD LIBOR + 0.55%	Monthly	USD	78,000	May 2020	MSI	—	(27,530)	(27,530)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	29,492	May 2020	MSI	—	(20,709)	(20,709)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	156,300	May 2020	MSI	—	(109,755)	(109,755)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	35,720	May 2020	MSI	—	(25,082)	(25,082)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	23,578	May 2020	MSI	—	(16,556)	(16,556)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	15,001	May 2020	MSI	—	(10,533)	(10,533)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	15,001	May 2020	MSI	—	(10,533)	(10,533)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	46,200	May 2020	MSI	—	$(32,441)	$(32,441)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	181,000	May 2020	MSI	—	(181,698)	(181,698)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	MSI	—	(1,032)	(1,032)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	875	May 2020	MSI	—	(469)	(469)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,240	May 2020	MSI	—	(1,744)	(1,744)
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,141	May 2020	MSI	—	17,388	17,388
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	23,975	May 2020	MSI	—	(9,891)	(9,891)
Receive	Sberbank of Russia	1-Month USD LIBOR + 1.50%	Monthly	USD	87,004	May 2020	MSI	—	(18,947)	(18,947)
Receive	Schlumberger, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,697	May 2020	MSI	—	(231,334)	(231,334)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	5,119	May 2020	MSI	—	(10,333)	(10,333)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,192	May 2020	MSI	—	39,762	39,762
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,226	May 2020	MSI	—	8,648	8,648
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,224	May 2020	MSI	—	8,644	8,644
Receive	SK Hynix, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	17,171	May 2020	MSI	—	(111,801)	(111,801)
Receive	SLM Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,532	May 2020	MSI	—	31,163	31,163
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	54,528	May 2020	MSI	—	(46,352)	(46,352)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	70,481	May 2020	MSI	—	(59,771)	(59,771)
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,098	May 2020	MSI	—	(2,731)	(2,731)
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,770	May 2020	MSI	—	(5,135)	(5,135)
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,807	May 2020	MSI	—	(13,155)	(13,155)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,828	May 2020	MSI	—	(10,369)	(10,369)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,078	May 2020	MSI	—	15,981	15,981
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	MSI	—	988	988
Receive	State Street Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,277	May 2020	MSI	—	(57,998)	(57,998)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	17,658	May 2020	MSI	—	(8,765)	(8,765)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	24,372	May 2020	MSI	—	(12,098)	(12,098)
Receive	SVB Financial Group	1-Month USD LIBOR + 0.20%	Monthly	USD	3,091	May 2020	MSI	—	(32,315)	(32,315)
Receive	Synchrony Financial	1-Month USD LIBOR + 0.20%	Monthly	USD	13,110	May 2020	MSI	—	(6,971)	(6,971)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,913	May 2020	MSI	—	(31,820)	(31,820)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,089	May 2020	MSI	—	(4,379)	(4,379)
Receive	TCF Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,216	May 2020	MSI	—	(25,484)	(25,484)
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	2,921	May 2020	MSI	—	822	822
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	8,831	May 2020	MSI	—	2,485	2,485
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	16,268	May 2020	MSI	—	4,581	4,581
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,294	May 2020	MSI	—	(5,894)	(5,894)
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	184	May 2020	MSI	—	(1,299)	(1,299)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	101	May 2020	MSI	—	(933)	(933)
Receive	Tencent Music Entertainment Group, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	86,980	May 2020	MSI	—	(111,414)	(111,414)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	MSI	—	(341)	(341)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	1,044	May 2020	MSI	—	(154)	(154)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	3,887	May 2020	MSI	—	(577)	(577)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	20,742	May 2020	MSI	—	(3,079)	(3,079)
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,844	May 2020	MSI	—	(18,493)	(18,493)
Receive	The Chiba Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	166,100	May 2020	MSI	—	(43,026)	(43,026)
Receive	The Chiba Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	60,600	May 2020	MSI	—	(15,697)	(15,697)
Receive	The Chiba Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	60,600	May 2020	MSI	—	(15,696)	(15,696)
Receive	T-Mobile U.S., Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,177	May 2020	MSI	—	(17,337)	(17,337)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,353	May 2020	MSI	—	$(35,756)	$(35,756)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,788	May 2020	MSI	—	(135,428)	(135,428)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,044	May 2020	MSI	—	(49,334)	(49,334)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,809	May 2020	MSI	—	(11,025)	(11,025)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,527	May 2020	MSI	—	(18,892)	(18,892)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	762	May 2020	MSI	—	(2,206)	(2,206)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,143	May 2020	MSI	—	(3,308)	(3,308)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,904	May 2020	MSI	—	(5,511)	(5,511)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,524	May 2020	MSI	—	(4,411)	(4,411)
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,140	May 2020	MSI	—	2,163	2,163
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,879	May 2020	MSI	—	3,901	3,901
Receive	Turning Point Therapeutics	1-Month USD LIBOR + 0.20%	Monthly	USD	10,731	May 2020	MSI	—	—	—
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,413	May 2020	MSI	—	1,770	1,770
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,064	May 2020	MSI	—	10,103	10,103
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,065	May 2020	MSI	—	10,104	10,104
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,032	May 2020	MSI	—	5,051	5,051
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,676	May 2020	MSI	—	20,892	20,892
Receive	UBS Group AG	1-Month USD LIBOR + 0.20%	Monthly	USD	31,559	May 2020	MSI	—	(25,780)	(25,780)
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	265	May 2020	MSI	—	934	934
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	MSI	—	460	460
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,554	May 2020	MSI	—	(217,084)	(217,084)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	10,077	May 2020	MSI	—	(10,248)	(10,248)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	11,264	May 2020	MSI	—	(11,455)	(11,455)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	6,740	May 2020	MSI	—	(6,854)	(6,854)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,141	May 2020	MSI	—	(16,524)	(16,524)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,869	May 2020	MSI	—	(86,359)	(86,359)
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,828	May 2020	MSI	—	(45,006)	(45,006)
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	24,030	May 2020	MSI	—	(23,817)	(23,817)
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,733	May 2020	MSI	—	(5,023)	(5,023)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,130	May 2020	MSI	—	(20,417)	(20,417)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,641	May 2020	MSI	—	(6,679)	(6,679)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,919	May 2020	MSI	—	(7,190)	(7,190)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,875	May 2020	MSI	—	(2,291)	(2,291)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,768	May 2020	MSI	—	(5,841)	(5,841)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	383	May 2020	MSI	—	(1,623)	(1,623)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	695	May 2020	MSI	—	(2,945)	(2,945)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	765	May 2020	MSI	—	(3,495)	(3,495)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100	May 2020	MSI	—	(423)	(423)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,646	May 2020	MSI	—	8,741	8,741
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,761	May 2020	MSI	—	9,352	9,352
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	10,784	May 2020	MSI	—	(17,342)	(17,342)
Receive	WPX Energy, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,086	May 2020	MSI	—	(134,755)	(134,755)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,029	May 2020	MSI	—	10,895	10,895
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	MSI	—	1,269	1,269
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	852	May 2020	MSI	—	2,157	2,157
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,349	May 2020	MSI	—	(518)	(518)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,909	May 2020	MSI	—	(1,501)	(1,501)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,956	May 2020	MSI	—	(2,670)	(2,670)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	11,216	May 2020	MSI	—	(55,173)	(55,173)
								$(370)	$6,629,378	$6,629,008
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NVDR	Non-Voting Depositary Receipt
NWM	NatWest Markets PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SIBOR	Singapore Interbank Offered Rate
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$19,163,267	$9,181,874	$9,981,393	—
Consumer discretionary	47,104,348	31,105,848	15,998,500	—
Consumer staples	4,371,848	3,502,247	869,601	—
Energy	13,604,988	12,533,411	1,071,577	—
Financials	103,028,687	59,222,800	43,805,887	—
Health care	124,659,112	80,797,575	43,849,137	$12,400
Industrials	55,128,729	30,033,514	25,095,215	—
Information technology	81,034,707	67,433,991	13,600,716	—
Materials	6,191,985	3,915,315	2,276,670	—
Real estate	1,697,979	488,697	1,209,282	—
Utilities	14,370,436	2,860,135	11,510,301	—
38	|

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$12,786,366	—	$12,786,366	—
Purchased options	7,230,057	$4,494,831	2,735,226	—
Short-term investments	297,142,730	73,699,184	223,443,546	—
Total investments in securities	$787,515,239	$379,269,422	$408,233,417	$12,400
Derivatives:
Assets
Forward foreign currency contracts	$308,071	—	$308,071	—
Swap contracts	23,808,947	—	23,808,947	—
Liabilities
Forward foreign currency contracts	(279,621)	—	(279,621)	—
Written options	(541,479)	$(165,455)	(376,024)	—
Swap contracts	(17,179,939)	—	(17,179,939)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	39